UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04570

Name of Registrant:	Vanguard New York Tax-Free Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000
Date of fiscal year end: November 30
Date of reporting period: November 30, 2016 – May 31, 2017
Item 1: Reports to Shareholders

Semiannual Report | May 31, 2017

Vanguard New York Tax-Exempt Funds

Vanguard New York Municipal Money Market Fund

Vanguard New York Long-Term Tax-Exempt Fund

A new format, unwavering commitment

As you begin reading this report, you’ll notice that we’ve made some improvements to the opening sections—based on feedback from you, our clients.

Page 1 starts with a new ”Your Fund’s Performance at a Glance,” a concise, handy summary of how your fund performed during the period.

In the renamed ”Chairman’s Perspective,” Bill McNabb will focus on enduring principles and investment insights.

We’ve modified some tables, and eliminated some redundancy, but we haven’t removed any information.

At Vanguard, we’re always looking for better ways to communicate and to help you make sound investment decisions. Thank you for entrusting your assets to us.

Contents
Your Fund’s Performance at a Glance.	1
Chairman’s Perspective.	3
Advisor’s Report.	7
New York Municipal Money Market Fund.	11
New York Long-Term Tax-Exempt Fund.	29
About Your Fund’s Expenses.	77
Trustees Approve Advisory Arrangements.	79
Glossary.	81

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: No matter what language you speak, Vanguard has one consistent message and set of principles. Our primary focus is on you, our clients. We conduct our business with integrity as a faithful steward of your assets. This message is shown translated into seven languages, reflecting our expanding global presence.

Your Fund’s Performance at a Glance

• For the six months ended May 31, 2017, Vanguard New York Long-Term Tax-Exempt Fund returned over 5%. That put it a little ahead of its benchmark and more than half a percentage point ahead of the average return of its peers. Vanguard New York Municipal Money Market Fund (formerly Vanguard New York Tax-Exempt Money Market Fund) returned 0.30%, outpacing its peer-group average.

• Demand for municipal bonds slumped in the wake of the U.S. presidential election but later rebounded. Supply in New York remained roughly on par with the year-earlier period.

• Because longer-dated and lower-quality investment-grade bonds were hit the hardest, their recovery was more pronounced. The bond fund’s structural tilt toward those securities compared with its benchmark contributed to its outperformance.

• Money market returns were modest as short-term interest rates have edged up since last summer but remain low from a historical perspective.

Total Returns: Six Months Ended May 31, 2017
		Taxable-
	SEC	Equivalent	Income	Capital	Total
	Yield	Yield	Returns	Returns	Returns
Vanguard New York Municipal Money Market Fund	0.65%	1.26%	0.30%	0.00%	0.30%
New York Tax-Exempt Money Market Funds
Average					0.11
New York Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Vanguard New York Long-Term Tax-Exempt Fund
Investor Shares	2.19%	4.24%	1.68%	3.51%	5.19%
Admiral™ Shares	2.30	4.46	1.73	3.51	5.24
Bloomberg Barclays NY Municipal Bond Index					5.11
New York Municipal Debt Funds Average					4.55
New York Municipal Debt Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

7-day SEC yield for the New York Municipal Money Market Fund; 30-day SEC yield for the New York Long-Term Tax-Exempt Fund.
The calculation of taxable-equivalent yield assumes a typical itemized tax return and is based on the maximum federal tax rate of 43.4% and the maximum income tax rate for the state. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.
Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements.

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Admiral	Peer Group
	Shares	Shares	Average
New York Municipal Money Market Fund	0.16%	—	0.17%
New York Long-Term Tax-Exempt Fund	0.19	0.09%	0.94

The fund expense ratios shown are from the prospectus dated March 28, 2017, and represent estimated costs for the current fiscal year. For the six months ended May 31, 2017, the funds’ annualized expense ratios were: for the New York Municipal Money Market Fund, 0.16%; and
for the New York Long-Term Tax-Exempt Fund, 0.19% for Investor Shares and 0.09% for Admiral Shares. Peer-group expense ratios are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2016.

Peer groups: For the New York Municipal Money Market Fund, New York Tax-Exempt Money Market Funds; for the New York Long-Term
Tax-Exempt Fund, New York Municipal Debt Funds. In most, if not all, cases, the expense ratios for funds in the peer groups are based on net operating expenses after reimbursement and/or fee waivers by fund sponsors. In contrast, the Vanguard money market funds’ expense ratios in the table above do not reflect expense reductions.

Chairman’s Perspective

Bill McNabb
Chairman and Chief Executive Officer

Dear Shareholder,

At the end of May, we completed the latest round of expense ratio changes for our U.S.-based funds. The estimated savings for our investors during the six-month period was more than $300 million across our fund lineup—another record for us.1

That’s a remarkable amount, but it’s also business as usual here at Vanguard. After all, we’ve been cutting costs for investors for more than 40 years. Indeed, we’ve become so synonymous with driving down costs that when other investment companies lower their fees, the financial press often refers to it as the “Vanguard effect.”

To be sure, high costs persist in some areas of the industry. But the good news is, our 40-year campaign to lower costs seems to be approaching its mathematical limits, with some fund expenses now near zero not just at Vanguard but at other investment companies as well.

What makes investors successful?

While we’ll continue our drive for cost efficiency, we’ll also keep vigorously promoting our three other linchpin investment principles:

• Goals. Create clear, appropriate investment goals.

• Balance. Develop a suitable asset allocation using broadly diversified funds.

1 This figure represents cumulative net savings from expense ratio changes for all Vanguard fund share classes announced from December 2016 through May 2017. The estimated savings is the difference between prior and current expense ratios multiplied by average assets under management (AUM). Average AUM is based on averaging one month’s daily average assets over the 12 months of each fund’s fiscal year.

• Discipline. Maintain perspective and long-term discipline.

Today, these tenets are more relevant than ever. They’re essential elements of our Personal Advisor Services recommendations, the model portfolios we develop for financial advisors, and our target-date funds.

We’re convinced that as investors increasingly adopt low-cost portfolios, focusing on goals, balance, and discipline could make the difference between achieving financial objectives and falling short.

Of course, there’s nothing new about our philosophy. And it seems simple enough. But unfortunately, we all have built-in behavioral biases that can make it hard to stick to the plan. We might, for example, allow natural inertia to keep us from rebalancing our portfolios to control risk, or we may become too wedded to an opinion or approach.

Lessons from the last crisis

Although it can be difficult at times to follow proven investing principles, it’s not impossible, even under the most challenging circumstances.

During the financial crisis of 2008–2009, various media outlets asked me whether our investors were pulling out of the

Market Barometer
			Total Returns
		Periods Ended May 31, 2017
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	10.55%	17.48%	15.37%
Russell 2000 Index (Small-caps)	4.33	20.36	14.04
Russell 3000 Index (Broad U.S. market)	10.06	17.69	15.26
FTSE All-World ex US Index (International)	16.80	18.45	8.86

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	2.52%	1.58%	2.24%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	5.16	1.46	3.31
Citigroup Three-Month U.S. Treasury Bill Index	0.26	0.41	0.12

CPI
Consumer Price Index	1.40%	1.87%	1.27%

market and running for the hills. In actuality, we didn’t see that at Vanguard. Our clients were certainly nervous, and they contacted us more often. But for the most part, they didn’t engage in the excessive, panicked trading that can be so destructive to building wealth. Those who relied on financial advisors who follow our philosophy were wisely counseled to stay the course.

The accompanying chart shows the importance of patience and discipline. Investors who maintained a 60% stock/ 40% bond mix through the bear market were amply rewarded afterward, while those who fled stocks when they hit bottom were left far behind.

It’s not different this time

Today, nearly a decade after the global financial crisis, the world seems very different. Market indexes recently hit a series of all-time highs. With the wind at their backs and the increasing availability of low-cost funds, investors may be tempted to ask, “What could go wrong?” The answer is, “A lot.” Performance chasing and market-timing won’t be any more effective with low-cost funds than they are with high-cost funds.

Reacting to volatility can hurt returns
Investors who kept a balanced portfolio through the 2008–2009 crash were rewarded

Notes: On October 31, 2007, close to the equity market’s peak, the value of a hypothetical 60/40 portfolio is set at 100. Subsequent returns are calculated relative to this starting value of 100. It is assumed that all dividends and income are reinvested in the components of the indexes. The initial allocation for the portfolios was 42% U.S. stocks, 18% international stocks, and 40% U.S. bonds. The rebalanced portfolio is returned to this allocation every month-end. Returns for the U.S. stock allocation are based on the MSCI US Broad Market Index. Returns for the international stock allocation are based on the MSCI All Country World Index ex USA. Returns for the bond allocation are based on the
Bloomberg Barclays U.S. Aggregate Bond Index. Returns for the cash allocation are based on the Citigroup 3-Month U.S. Treasury Bill Index.
Sources: Vanguard, using data provided by Thomson Reuters Datastream.

Whether markets are sunny or stormy, investors need to stick to their investment plans, maintain balanced and diversified portfolios, and think long-term.

We strive to help investors follow the principles that lead to enduring success. I’d like to think that will be the real “Vanguard effect.”

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
June 14, 2017

Advisor’s Report

For the six months ended May 31, 2017, Vanguard New York Long-Term Tax-Exempt Fund returned 5.19% for Investor Shares and 5.24% for Admiral Shares. Those results were better than the 5.11% return of its benchmark, the Bloomberg Barclays New York Municipal Bond Index, which includes bonds across the maturity spectrum, and the 4.55% average return of its peers.

Vanguard New York Municipal Money Market Fund, which as we noted in our last report has changed its name from Vanguard New York Tax-Exempt Money Market Fund, returned 0.30%; its peer average was 0.11%.

The Long-Term Fund’s 30-day SEC yield rose and then fell, finishing the period little changed. The Money Market Fund’s 7-day SEC yield climbed from 0.44% to 0.65%.

Please note that the funds are permitted to invest in securities that would generate income distributions subject to the alternative minimum tax (AMT). As of the end of the fiscal half year, however, only the Money Market Fund owned such securities.

The investment environment

During the period, the Federal Reserve increased interest rates twice; the second move, in March, put the federal funds rate at 0.75%–1% and marked just the third time the Fed had raised rates since the

Yields of Tax-Exempt Municipal Securities
(AAA-Rated General Obligation Issues)
	November 31,	May 31,
Maturity	2016	2017
2 years	1.16%	0.89%
5 years	1.85	1.22
10 years	2.52	1.90
30 years	3.26	2.74
Source: Vanguard.

financial crisis. (The Fed raised rates again in June, after the close of the funds’ fiscal half year.)

The Fed’s decisions signaled a normalization of monetary policy and came as the U.S. economy posted mostly positive results. Fourth-quarter economic growth was in line with estimates. But GDP growth was lackluster in the first quarter of 2017, largely because of a drop-off in consumer spending. The housing and manufacturing sectors reported decent activity during the six months, and in May unemployment declined to 4.3%, its lowest level in 16 years. Trends in commodity prices were mixed, but wages ticked up, supporting the outlook for inflation.

The Fed’s positive outlook on economic expansion carried over to the U.S. stock market, where several indexes hit record highs during the period. Strong corporate earnings played a part in the rally, along with the resilient economy. The prospect of tax reform, increased infrastructure spending, and greater deregulation also contributed to a shift toward riskier assets, although that sentiment tapered off toward the end of the period as investors realized that the Trump administration’s legislative agenda might take time to materialize.

New York’s economy grew a little faster than that of the United States as a whole, according to a gauge of current economic conditions published monthly by the Federal Reserve Bank of Philadelphia. The bank’s index for the Empire State rose more than 2% from November 2016 through April 2017, the latest month for which data are available, while the increase nationally was just above 1%. (Each state’s index incorporates data on nonfarm payroll employment, the jobless rate, average hours worked in manufacturing, and inflation-adjusted wage and salary payments.)

New York’s overall credit profile is stable. The state budget for fiscal year 2018 was passed late, but it holds spending growth to a targeted limit of 2% for the seventh consecutive year. Weakness in personal income tax receipts has been partly offset by increases elsewhere in state tax revenues, including corporate tax receipts.

Although muni bond issuance at the national level dipped compared with a year earlier, New York issuance was more or less flat, and demand remained solid given the state’s relatively high income tax rates. Longer-dated securities and those toward the lower end of the investment-grade credit spectrum tended to perform the best.

Management of the funds

We made no significant shifts in the funds’ positioning during the six months. The Long-Term Fund remained structurally overweighted to securities toward the long end of the yield curve compared with its benchmark, which spans all maturities.

Our stance helped relative performance as longer-dated securities returned more than shorter-dated ones.

In terms of credit exposure, the fund’s overweight allocation to investment-grade securities with lower credit-quality ratings, and to the A-rated segment in particular, boosted relative performance as well.

The municipal market offers more opportunities to add value through security selection than many taxable markets do. Over the period, selection worked out well in a number of segments, including local and state general obligation bonds, but it detracted in others.

Underweighting some sectors that outperformed, including special assessment, transportation, and school districts, also detracted over this short time frame.

In the Money Market Fund, we maintained fairly high liquidity and a short weighted average maturity in order to benefit sooner from any rise in interest rates. We also continued to favor variable-rate demand notes, as their coupons reset periodically to reflect the prevailing rate environment. That positioning, along with the fund’s low expense ratio, helped us outperform the peer-group average for the period.

A look ahead

Absent an unexpected external shock, the U.S. economy looks set to continue its steady growth, with real GDP likely to be about 2% for 2017, or maybe closer to 2.5% if implementation of the administration’s agenda has a positive effect on the economy. Although job growth may slow given the tightening in the labor market, competition for labor could push up the pace of annual wage increases. That should provide some support to inflation in the short term, but not so much as to make it significantly overshoot the central bank’s 2% target.

The Fed raised rates again on June 14 and indicated it would begin to reduce its balance sheet before year-end. We’re encouraged by the Fed’s gradual and dovish approach to normalizing monetary policy and expect it will stay on that path in 2018, given the structural anti-inflationary forces still at work in the global economy.

If growth and inflation remain modest, the cost of borrowing shouldn’t get out of hand, especially if yields in the United States remain attractive compared with those of other developed economies. International demand should help cap how high U.S. bond yields can rise.

The pro-business, pro-growth agenda of the new administration could give the economy a boost, but it remains to be seen what will get passed into law and what the financial markets’ reaction will be. We will be closely monitoring developments that could cloud the outlook for munis, such as changes to marginal tax rates for individuals and corporations, a cap on the level of tax exemption for munis, and increased muni issuance if infrastructure spending ramps up significantly.

Although we may see more volatility in the second half of 2017, we would expect munis to continue to offer relative stability and a steady stream of income. Whatever the markets may bring, our experienced team of portfolio managers, traders, and credit analysts will continue to seek opportunities to produce competitive returns.

Christopher W. Alwine, CFA, Principal,
Head of Municipal Group

Adam Ferguson, CFA, Portfolio Manager

John P. Grimes, CFA, Portfolio Manager

Vanguard Fixed Income Group

June 16, 2017

New York Municipal Money Market Fund

Fund Profile
As of May 31, 2017

Financial Attributes
Ticker Symbol	VYFXX
Expense Ratio[1]	0.16%
7-Day SEC Yield	0.65%
Average Weighted
Maturity	23 days

1 The expense ratio shown is from the prospectus dated March 28, 2017, and represents estimated costs for the current fiscal year. For the six months ended May 31, 2017, the annualized expense ratio was 0.16%.

New York Municipal Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. The fund is only available to retail investors (natural persons). You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): November 30, 2006, Through May 31, 2017
		NY Tax-Exempt
		Money Mkt
		Funds Avg
Fiscal Year	Total Returns	Total Returns
2007	3.60%	3.12%
2008	2.32	1.88
2009	0.36	0.24
2010	0.10	0.01
2011	0.06	0.04
2012	0.03	0.00
2013	0.01	0.00
2014	0.01	0.00
2015	0.01	0.00
2016	0.26	0.08
2017	0.30	0.11
7-day SEC yield (5/31/2017): 0.65%
New York Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Note: For 2017, performance data reflect the six months ended May 31, 2017.

Average Annual Total Returns: Periods Ended March 31, 2017
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
New York Municipal Money
Market Fund	9/3/1997	0.43%	0.10%	0.57%

See Financial Highlights for dividend information.

New York Municipal Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets
As of May 31, 2017

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (101.7%)
New York (101.7%)
Albany NY Industrial Development Agency Civic
Facility Revenue (CHF Holland Suites LLC Project)
VRDO	0.800%	6/7/17 LOC	8,635	8,635
1 Battery Park City Authority New York Revenue TOB
VRDO	0.840%	6/1/17 LOC	2,200	2,200
Columbia County NY Capital Resource Corp. Civic
Facility Revenue (Columbia Memorial Hospital
Project) VRDO	0.800%	6/7/17 LOC	3,400	3,400
Columbia County NY Industrial Development
Agency Civic Facility Revenue (Columbia
Memorial Hospital Project) VRDO	0.800%	6/7/17 LOC	3,960	3,960
Commack NY Union Free School District TAN	2.000%	6/27/17	12,500	12,509
Delaware Valley NY Industrial Development
Authority Revenue (Delaware Valley Hospital)
VRDO	0.800%	6/7/17 LOC	3,015	3,015
East Greenbush NY Central School District BAN	2.000%	2/9/18	13,535	13,617
1 Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project) TOB VRDO	0.810%	6/7/17	6,665	6,665
Franklin County NY Civic Development Corp.
Revenue VRDO	0.800%	6/7/17 LOC	5,200	5,200
Geneva NY Industrial Development Agency Civic
Facility Revenue (Colleges of the Seneca Project)
VRDO	0.810%	6/7/17 LOC	16,230	16,230
Grand Island NY BAN	2.000%	10/12/17	8,400	8,429
Half Hollow Hills NY Central School District TAN	2.000%	6/27/17	20,000	20,016
Hauppauge NY Union Free School District TAN	1.500%	6/23/17	7,250	7,253
Huntington NY Union Free School District TAN	2.000%	6/23/17	9,000	9,006
2 Kenmore-Tonawanda NY Union Free School
District BAN	2.000%	6/14/18	10,000	10,085
Kings Park NY Central School District BAN	2.000%	7/19/17	10,500	10,518
2 Kingston NY City School District BAN	2.000%	6/14/18	20,000	20,170
Lancaster NY Central School District BAN	2.000%	6/15/17	10,534	10,538
Lindenhurst NY Union Free School District TAN	2.000%	6/22/17	9,500	9,505
Middle Country NY Central School District TAN	2.000%	6/27/17	19,250	19,268

New York Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Monroe County NY Industrial Development Agency
Civic Facility Revenue (Nazareth College) VRDO	0.800%	6/7/17 LOC	7,090	7,090
Nassau County NY Industrial Development Agency
Civic Facility Revenue (Cold Spring Harbor
Laboratory) VRDO	0.770%	6/1/17	16,270	16,270
Nassau County NY Interim Finance Authority Sales
Tax Revenue VRDO	0.730%	6/7/17	21,045	21,045
Nassau County NY Interim Finance Authority Sales
Tax Revenue VRDO	0.730%	6/7/17	11,000	11,000
Nassau County NY Interim Finance Authority Sales
Tax Revenue VRDO	0.750%	6/7/17	1,800	1,800
Nassau County NY Interim Finance Authority VRDO	0.770%	6/7/17	1,800	1,800
New Rochelle NY BAN	2.000%	3/2/18	7,058	7,106
New York City NY Build NYC Resource Corp.
Revenue (Asia Society Project) VRDO	0.760%	6/7/17 LOC	6,000	6,000
New York City NY GO	5.000%	8/1/17	3,135	3,157
New York City NY GO	5.000%	8/1/17	10,000	10,070
1 New York City NY GO TOB VRDO	0.810%	6/7/17	7,500	7,500
New York City NY GO VRDO	0.790%	6/1/17 LOC	1,000	1,000
New York City NY GO VRDO	0.790%	6/1/17 LOC	1,900	1,900
New York City NY GO VRDO	0.800%	6/1/17	7,700	7,700
New York City NY GO VRDO	0.800%	6/1/17	3,200	3,200
New York City NY GO VRDO	0.800%	6/1/17	3,200	3,200
New York City NY GO VRDO	0.800%	6/1/17	2,800	2,800
New York City NY GO VRDO	0.820%	6/1/17 LOC	200	200
New York City NY GO VRDO	0.820%	6/1/17 LOC	17,985	17,985
New York City NY GO VRDO	0.760%	6/7/17 LOC	3,500	3,500
New York City NY GO VRDO	0.760%	6/7/17 LOC	6,750	6,750
New York City NY GO VRDO	0.770%	6/7/17 LOC	2,445	2,445
New York City NY GO VRDO	0.770%	6/7/17 LOC	5,200	5,200
New York City NY GO VRDO	0.790%	6/7/17	59,200	59,200
New York City NY GO VRDO	0.800%	6/7/17 LOC	6,000	6,000
New York City NY Health & Hospital Corp. Revenue
(Health System) VRDO	0.780%	6/7/17 LOC	11,900	11,900
New York City NY Housing Development Corp.
Multi-Family Housing Revenue (201 Pearl Street)
VRDO	0.750%	6/7/17 LOC	5,000	5,000
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.830%	6/7/17	6,665	6,665
New York City NY Housing Development Corp.
Multi-Family Housing Revenue VRDO	0.760%	6/7/17	9,150	9,150
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (89 Murray
Street Development) VRDO	0.800%	6/7/17 LOC	15,800	15,800
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (Elliot Chelsea
Development) VRDO	0.770%	6/7/17 LOC	2,000	2,000
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (Granville Payne
Apartments) VRDO	0.770%	6/7/17 LOC	5,310	5,310
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (West 26th
Street Development) VRDO	0.780%	6/7/17 LOC	12,700	12,700

New York Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (1133
Manhattan Avenue) VRDO	0.800%	6/7/17 LOC	25,470	25,470
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (2 Gold
Street) VRDO	0.750%	6/7/17 LOC	6,000	6,000
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (90 West
Street) VRDO	0.750%	6/7/17 LOC	2,300	2,300
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (Atlantic
Court Apartments) VRDO	0.800%	6/7/17 LOC	23,100	23,100
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (Ocean
Gate Development) VRDO	0.760%	6/7/17 LOC	8,445	8,445
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (Rivereast
Apartments) VRDO	0.760%	6/7/17 LOC	20,000	20,000
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (Royal
Charter Properties) VRDO	0.800%	6/7/17 LOC	6,000	6,000
New York City NY Industrial Development Agency
Civic Facility Revenue (Mercy College Project)
VRDO	0.750%	6/7/17 LOC	9,430	9,430
New York City NY Industrial Development Agency
Civic Facility Revenue (New York Congregational
Nursing Center Project) VRDO	0.800%	6/7/17 LOC	2,570	2,570
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.810%	6/7/17	3,000	3,000
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.810%	6/7/17	7,700	7,700
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue VRDO	0.790%	6/1/17	1,295	1,295
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue VRDO	0.790%	6/1/17	3,550	3,550
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue VRDO	0.790%	6/1/17	7,800	7,800
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue VRDO	0.790%	6/1/17	2,100	2,100
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue VRDO	0.790%	6/1/17	8,755	8,755
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue VRDO	0.790%	6/1/17	17,500	17,500
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue VRDO	0.830%	6/1/17	3,000	3,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue VRDO	0.840%	6/1/17	10,010	10,010
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue VRDO	0.760%	6/7/17	26,350	26,350
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue VRDO	0.780%	6/7/17	2,500	2,500

New York Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue VRDO	0.780%	6/7/17	600	600
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue VRDO	0.790%	6/7/17	9,000	9,000
1 New York City NY Sales Tax Asset Receivable
Corp. Revenue TOB VRDO	0.800%	6/7/17	3,335	3,335
1 New York City NY Sales Tax Asset Receivable
Corp. Revenue TOB VRDO	0.800%	6/7/17	5,250	5,250
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.820%	6/7/17	5,000	5,000
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.830%	6/7/17	15,210	15,210
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.830%	6/7/17	5,000	5,000
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/18 (Prere.)	10,000	10,369
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.800%	6/7/17	5,000	5,000
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.810%	6/7/17	6,000	6,000
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.810%	6/7/17	5,000	5,000
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.810%	6/7/17	2,890	2,890
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.810%	6/7/17	6,300	6,300
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.790%	6/1/17	3,800	3,800
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.790%	6/1/17	2,700	2,700
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.790%	6/1/17	21,775	21,775
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.790%	6/1/17	1,900	1,900
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.790%	6/1/17	30,310	30,310
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.790%	6/1/17	3,900	3,900
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.800%	6/1/17	5,200	5,200
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.750%	6/7/17	1,000	1,000
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.750%	6/7/17 LOC	4,600	4,600
3 New York City NY Trust for Cultural Resources
Revenue (American Museum of Natural History)
PUT	0.830%	1/5/18	10,240	10,240
New York City NY Trust for Cultural Resources
Revenue (The Metropolitan Museum of Art)
VRDO	0.760%	6/7/17	37,100	37,100
New York City NY Trust for Cultural Resources
Revenue (The Metropolitan Museum of Art)
VRDO	0.760%	6/7/17	45,600	45,600

New York Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 New York City NY Trust for Cultural Resources
Revenue (Wildlife Conservation Society) TOB
VRDO	0.810%	6/7/17	5,335	5,335
1 New York Convention Center Development Corp.
Revenue TOB VRDO	0.810%	6/7/17	10,400	10,400
1 New York Convention Center Development Corp.
Revenue TOB VRDO	0.930%	6/7/17	7,020	7,020
1 New York Liberty Development Corp. Revenue
(7 World Trade Center Project) TOB VRDO	0.930%	6/7/17	8,000	8,000
1 New York Liberty Development Corp. Revenue
(Bank of America Tower at One Bryant Park
Project) TOB VRDO	0.810%	6/7/17	29,000	29,000
New York Liberty Development Corp. Revenue
(Greenwich LLC) VRDO	0.800%	6/7/17 LOC	20,000	20,000
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) TOB VRDO	0.800%	6/7/17	3,330	3,330
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) TOB VRDO	0.800%	6/7/17	6,400	6,400
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) TOB VRDO	0.860%	6/7/17	5,350	5,350
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.780%	6/7/17 LOC	22,100	22,100
New York Metropolitan Transportation Authority
Revenue (Service Contract)	5.500%	7/1/17 (ETM)	7,040	7,067
1 New York Metropolitan Transportation Authority
Revenue (Service Contract) TOB VRDO	0.800%	6/7/17	4,500	4,500
New York Metropolitan Transportation Authority
Revenue VRDO	0.790%	6/1/17 LOC	1,100	1,100
New York Metropolitan Transportation Authority
Revenue VRDO	0.830%	6/1/17 LOC	11,155	11,155
New York Metropolitan Transportation Authority
Revenue VRDO	0.760%	6/7/17 LOC	18,300	18,300
New York Metropolitan Transportation Authority
Revenue VRDO	0.760%	6/7/17 LOC	4,275	4,275
New York Metropolitan Transportation Authority
Revenue VRDO	0.790%	6/7/17 LOC	19,800	19,800
New York NY GO	0.840%	6/1/17 LOC	1,500	1,500
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group) VRDO	0.800%	6/7/17 LOC	2,680	2,680
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group) VRDO	0.800%	6/7/17 LOC	10,600	10,600
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group) VRDO	0.800%	6/7/17 LOC	4,855	4,855
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group) VRDO	0.800%	6/7/17 LOC	2,265	2,265
New York State Dormitory Authority Revenue
(Columbia University) VRDO	0.720%	6/7/17	15,400	15,400
New York State Dormitory Authority Revenue
(Cornell University) CP	0.920%	6/8/17	1,000	1,000
New York State Dormitory Authority Revenue
(Cornell University) CP	0.910%	7/19/17	11,000	11,000
New York State Dormitory Authority Revenue
(Cornell University) VRDO	0.760%	6/7/17	4,800	4,800

New York Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(Cornell University) VRDO	0.760%	6/7/17	15,700	15,700
New York State Dormitory Authority Revenue
(Fordham University) VRDO	0.760%	6/7/17 LOC	9,695	9,695
New York State Dormitory Authority Revenue
(Le Moyne College) VRDO	0.800%	6/7/17 LOC	3,785	3,785
1 New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center) TOB
VRDO	0.810%	6/7/17	7,860	7,860
New York State Dormitory Authority Revenue
(Mental Health Services Facilities Improvement)
VRDO	0.790%	6/7/17 LOC	5,005	5,005
New York State Dormitory Authority Revenue
(Mental Health Services Facilities Improvement)
VRDO	0.790%	6/7/17 LOC	51,015	51,015
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.800%	6/7/17	11,000	11,000
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.800%	6/7/17	7,500	7,500
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.800%	6/7/17	5,500	5,500
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.810%	6/7/17	6,000	6,000
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.810%	6/7/17	4,000	4,000
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.810%	6/7/17	4,375	4,375
New York State Dormitory Authority Revenue
(Rockefeller University) VRDO	0.760%	6/7/17	16,000	16,000
New York State Dormitory Authority Revenue
(Rockefeller University) VRDO	0.800%	6/7/17	44,100	44,100
New York State Dormitory Authority Revenue
(St. John’s University) VRDO	0.750%	6/7/17 LOC	31,460	31,460
New York State Dormitory Authority Revenue
(University of Rochester) VRDO	0.780%	6/7/17 LOC	3,800	3,800
1 New York State Dormitory Authority Revenue
(Vassar College) TOB VRDO	0.930%	6/7/17	6,430	6,430
1 New York State Dormitory Authority Sales Tax
Revenue TOB VRDO	0.800%	6/7/17	17,370	17,370
1 New York State Dormitory Authority Sales Tax
Revenue TOB VRDO	0.800%	6/7/17	7,500	7,500
1 New York State Dormitory Authority Sales Tax
Revenue TOB VRDO	0.810%	6/7/17	3,365	3,365
1 New York State Dormitory Authority Sales Tax
Revenue TOB VRDO	0.820%	6/7/17	11,000	11,000
New York State Energy Research & Development
Authority Revenue (Consolidated Edison Co. of
New York, Inc. Project) VRDO	0.770%	6/7/17 LOC	12,000	12,000
1 New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds) TOB VRDO	0.800%	6/7/17	3,650	3,650
New York State Environmental Facilities Corp. Solid
Waste Disposal Revenue (Waste Management Inc.)
VRDO	0.800%	6/7/17 LOC	3,000	3,000

New York Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Housing Finance Agency Housing
Revenue (316 Eleventh Avenue) VRDO	0.750%	6/7/17 LOC	6,500	6,500
New York State Housing Finance Agency Housing
Revenue (625 W 57th St) VRDO	0.760%	6/7/17 LOC	4,400	4,400
New York State Housing Finance Agency Housing
Revenue (625 W 57th St) VRDO	0.770%	6/7/17 LOC	15,150	15,150
New York State Housing Finance Agency Housing
Revenue (855 6th Avenue) VRDO	0.750%	6/7/17 LOC	24,500	24,500
New York State Housing Finance Agency Housing
Revenue (855 6th Avenue) VRDO	0.750%	6/7/17 LOC	14,500	14,500
New York State Housing Finance Agency Housing
Revenue (855 6th Avenue) VRDO	0.750%	6/7/17 LOC	2,400	2,400
New York State Housing Finance Agency Housing
Revenue (Clinton Park Phase II) VRDO	0.760%	6/7/17 LOC	10,000	10,000
New York State Housing Finance Agency Housing
Revenue (Dock Street Rental LLC) VRDO	0.750%	6/7/17 LOC	14,800	14,800
New York State Housing Finance Agency Housing
Revenue (Dock Street) VRDO	0.750%	6/7/17 LOC	11,500	11,500
New York State Housing Finance Agency Housing
Revenue (East 84th Street) VRDO	0.800%	6/7/17 LOC	20,800	20,800
New York State Housing Finance Agency Housing
Revenue (McCarthy Manor Apartments) VRDO	0.760%	6/7/17 LOC	6,800	6,800
New York State Housing Finance Agency Housing
Revenue (Saville) VRDO	0.800%	6/7/17 LOC	28,000	28,000
New York State Housing Finance Agency Housing
Revenue (West 17th Street) VRDO	0.740%	6/7/17 LOC	4,600	4,600
New York State Housing Finance Agency Housing
Revenue (West 20th Street) VRDO	0.760%	6/7/17 LOC	14,000	14,000
1 New York State Housing Finance Agency Housing
Revenue TOB VRDO	0.870%	6/7/17	6,810	6,810
New York State Housing Finance Agency Revenue
(Maestro West Chelsea Housing) VRDO	0.770%	6/7/17 LOC	27,600	27,600
New York State Housing Finance Agency Revenue
(Ocean Park Acquisition LP) VRDO	0.760%	6/7/17 LOC	7,100	7,100
New York State Housing Finance Agency Revenue
(Remeeder Houses Apartments) VRDO	0.760%	6/7/17 LOC	6,500	6,500
New York State Housing Finance Agency Revenue
(Riverside Center) VRDO	0.770%	6/7/17 LOC	7,000	7,000
New York State Housing Finance Agency Revenue
(Service Contract) VRDO	0.740%	6/7/17 LOC	14,715	14,715
New York State Local Government Assistance
Corp. Revenue VRDO	0.750%	6/7/17	42,905	42,905
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.790%	6/1/17	3,800	3,800
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.850%	6/1/17	5,850	5,850
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.850%	6/1/17	12,345	12,345
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.850%	6/1/17	5,480	5,480
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.760%	6/7/17	18,700	18,700
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.760%	6/7/17	10,385	10,385

New York Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.770%	6/7/17	22,145	22,145
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.780%	6/7/17	15,000	15,000
1 New York State Thruway Authority Revenue TOB
VRDO	0.810%	6/7/17	13,000	13,000
1 New York State Urban Development Corp.
Revenue (Personal Income Tax) TOB VRDO	0.800%	6/7/17	7,500	7,500
1 New York State Urban Development Corp.
Revenue (Personal Income Tax) TOB VRDO	0.810%	6/7/17	5,850	5,850
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.780%	6/7/17	2,000	2,000
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.800%	6/7/17 LOC	4,180	4,180
1 New York State Urban Development Corp.
Revenue TOB VRDO	0.850%	6/7/17	4,085	4,085
1 Nuveen New York AMT-Free Quality Municipal
Income Fund VRDP VRDO	0.860%	6/7/17 LOC	31,000	31,000
1 Nuveen New York AMT-Free Quality Municipal
Income Fund VRDP VRDO	0.860%	6/7/17 LOC	12,000	12,000
1 Nuveen New York AMT-Free Quality Municipal
Income Fund VRDP VRDO	0.860%	6/7/17 LOC	20,000	20,000
1 Nuveen New York AMT-Free Quality Municipal
Income Fund VRDP VRDO	0.860%	6/7/17 LOC	27,500	27,500
1 Nuveen New York Quality Municipal Fund VRDP
VRDO	0.910%	6/7/17 LOC	34,500	34,500
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Crouse Health
Hospital Inc. Project) VRDO	0.800%	6/7/17 LOC	3,465	3,465
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Crouse Health
Hospital Inc. Project) VRDO	0.800%	6/7/17 LOC	7,170	7,170
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Syracuse Home
Association Project) VRDO	0.800%	6/7/17 LOC	4,635	4,635
Orchard Park NY Central School District BAN	3.000%	4/6/18	11,000	11,167
Port Authority of New York & New Jersey Revenue	5.000%	7/15/17	4,275	4,296
Port Authority of New York & New Jersey Revenue
CP	0.950%	7/18/17	6,250	6,250
Port Authority of New York & New Jersey Revenue
CP	0.930%	7/25/17	13,650	13,650
1 Port Authority of New York & New Jersey Revenue
TOB VRDO	0.810%	6/7/17	8,500	8,500
1 Port Authority of New York & New Jersey Revenue
TOB VRDO	0.830%	6/7/17	2,900	2,900
1 Port Authority of New York & New Jersey Revenue
TOB VRDO	0.840%	6/7/17	1,050	1,050
1 Port Authority of New York & New Jersey Revenue
TOB VRDO	0.860%	6/7/17	6,500	6,500
1 Port Authority of New York & New Jersey Revenue
TOB VRDO	0.860%	6/7/17	5,560	5,560
1 Port Authority of New York & New Jersey Revenue
TOB VRDO	0.860%	6/7/17	5,300	5,300

New York Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Port Authority of New York & New Jersey Revenue
TOB VRDO	0.880%	6/7/17	2,260	2,260
Rensselaer County NY GO	2.000%	8/11/17	9,600	9,623
Scarsdale NY Union Free School District BAN	2.000%	6/22/17	5,000	5,003
Smithtown NY Central School District TAN	1.500%	6/30/17	9,600	9,605
South Country NY Central School District TAN	2.000%	6/27/17	11,500	11,510
South Huntington NY Union Free School District
TAN	2.000%	6/27/17	6,000	6,005
Syosset NY Central School District TAN	1.500%	6/27/17	4,500	4,502
Tarrytowns NY Union Free School District BAN	2.000%	7/12/17	8,845	8,858
Three Village NY Central School District TAN	2.000%	6/27/17	26,000	26,024
Tompkins County NY Industrial Development
Agency Civic Facility Revenue (Ithaca College)
VRDO	0.800%	6/7/17 LOC	23,075	23,075
1 Triborough Bridge & Tunnel Authority New York
Revenue TOB VRDO	0.800%	6/7/17	6,665	6,665
1 Triborough Bridge & Tunnel Authority New York
Revenue TOB VRDO	0.800%	6/7/17	4,195	4,195
1 Triborough Bridge & Tunnel Authority New York
Revenue TOB VRDO	0.810%	6/7/17	3,750	3,750
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.770%	6/7/17 LOC	17,340	17,340
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.770%	6/7/17 LOC	14,435	14,435
Ulster County NY BAN	2.000%	11/22/17	6,958	6,994
1 Utility Debt Securitization Authority New York
Revenue TOB VRDO	0.800%	6/7/17	6,750	6,750
1 Utility Debt Securitization Authority New York
Revenue TOB VRDO	0.810%	6/7/17	1,000	1,000
Wappingers NY Central School District BAN	2.000%	7/7/17	15,322	15,336
Warwick Valley Central School District BAN	2.000%	7/7/17	5,000	5,006
West Babylon NY Union Free School District BAN	2.000%	8/4/17	9,500	9,521
West Babylon NY Union Free School District TAN	2.000%	6/23/17	15,000	15,012
Westchester County NY GO	2.000%	12/15/17	25,000	25,116
Williamsville NY Central School District BAN	2.000%	6/14/17	8,225	8,228
Total Tax-Exempt Municipal Bonds (Cost $2,327,114)				2,327,114

New York Municipal Money Market Fund

Amount
($000)
Other Assets and Liabilities (-1.7%)
Other Assets
Investment in Vanguard	150
Receivables for Investment Securities Sold	935
Receivables for Accrued Income	6,247
Receivables for Capital Shares Issued	2,608
Other Assets	4,207
Total Other Assets	14,147
Liabilities
Payables for Investment Securities Purchased	(45,355)
Payables for Capital Shares Redeemed	(2,235)
Payables for Distributions	(44)
Payables to Vanguard	(4,324)
Total Liabilities	(51,958)
Net Assets (100%)
Applicable to 2,289,063,056 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,289,303
Net Asset Value Per Share	$1.00

At May 31, 2017, net assets consisted of:
Amount
($000)
Paid-in Capital	2,289,262
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	41
Net Assets	2,289,303

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2017, the aggregate value of these securities was $484,275,000, representing 21.2% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2017.
3 Adjustable-rate security.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

New York Municipal Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New York Municipal Money Market Fund

Statement of Operations

Six Months Ended
May 31, 2017
($000)
Investment Income
Income
Interest	8,186
Total Income	8,186
Expenses
The Vanguard Group—Note B
Investment Advisory Services	300
Management and Administrative	1,144
Marketing and Distribution	252
Custodian Fees	10
Shareholders’ Reports	13
Trustees’ Fees and Expenses	1
Total Expenses	1,720
Net Investment Income	6,466
Realized Net Gain (Loss) on Investment Securities Sold	42
Net Increase (Decrease) in Net Assets Resulting from Operations	6,508

See accompanying Notes, which are an integral part of the Financial Statements.

New York Municipal Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	6,466	5,222
Realized Net Gain (Loss)	42	(1)
Net Increase (Decrease) in Net Assets Resulting from Operations	6,508	5,221
Distributions
Net Investment Income	(6,467)	(5,223)
Realized Capital Gain	—	—
Total Distributions	(6,467)	(5,223)
Capital Share Transactions (at $1.00 per share)
Issued	776,304	1,130,330
Issued in Lieu of Cash Distributions	6,225	5,056
Redeemed	(551,973)	(1,266,500)
Net Increase (Decrease) from Capital Share Transactions	230,556	(131,114)
Total Increase (Decrease)	230,597	(131,116)
Net Assets
Beginning of Period	2,058,706	2,189,822
End of Period[1]	2,289,303	2,058,706

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $0 and $1,000.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Municipal Money Market Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	May 31,	Year Ended November 30,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.003	.003	.0001	.0001	.0001	.0003
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.003	.003	.0001	.0001	.0001	.0003
Distributions
Dividends from Net Investment Income	(.003)	(.003)	(.0001)	(.0001)	(.0001)	(.0003)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.003)	(.003)	(.0001)	(.0001)	(.0001)	(.0003)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.30%	0.26%	0.01%	0.01%	0.01%	0.03%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,289	$2,059	$2,190	$2,292	$2,483	$2,638
Ratio of Expenses to
Average Net Assets	0.16%	0.13%[2]	0.06%[2]	0.07%[2]	0.12%[2]	0.15%[2]
Ratio of Net Investment Income to
Average Net Assets	0.60%	0.25%	0.01%	0.01%	0.01%	0.03%

The expense ratio and net investment income ratio for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 The ratio of total expenses to average net assets before an expense reduction was 0.16% for 2016, 0.16% for 2015, 0.16% for 2014, 0.16%
for 2013, and 0.16% for 2012. See Note B in Notes to Financial Statements.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Municipal Money Market Fund

Notes to Financial Statements

Vanguard New York Municipal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. The fund changed its name from Vanguard New York Tax-Exempt Money Market Fund to Vanguard New York Municipal Money Market Fund in March 2017.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2013–2016), and for the period ended May 31, 2017, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at May 31, 2017, or at any time during the period then ended.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

New York Municipal Money Market Fund

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2017, the fund had contributed to Vanguard capital in the amount of $150,000, representing 0.01% of the fund’s net assets and 0.06% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. For the period ended May 31, 2017, the fund did not receive an expense reduction from Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At May 31, 2017, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2017, such purchases and sales were $133,400,000 and $150,260,000, respectively.

E. Management has determined that no material events or transactions occurred subsequent to May 31, 2017, that would require recognition or disclosure in these financial statements.

New York Long-Term Tax-Exempt Fund

Fund Profile
As of May 31, 2017

Share-Class Characteristics
	Investor		Admiral
	Shares		Shares
Ticker Symbol	VNYTX		VNYUX
Expense Ratio[1]		0.19%	0.09%
30-Day SEC Yield		2.19%	2.30%

Financial Attributes

		Bloomberg	Bloomberg
		Barclays NY	Barclays
		Muni Bond	Municipal
	Fund	Index Bond Index
Number of Bonds	950	6,083	50,785
Yield to Maturity
(before expenses)	2.3%	2.0%	2.1%
Average Coupon	4.8%	4.9%	4.8%
Average Duration	6.6 years	5.8 years	6.2 years
Average Stated
Maturity	17.4 years	13.7 years	12.9 years
Short-Term
Reserves	2.5%	—	—

Volatility Measures
	Bloomberg	Bloomberg
	Barclays NY	Barclays
	Muni Bond	Municipal
	Index	Bond Index
R-Squared	0.98	0.98
Beta	1.10	1.07

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Stated Maturity
(% of portfolio)
Under 1 Year	3.9%
1 - 3 Years	10.9
3 - 5 Years	20.2
5 - 10 Years	57.8
10 - 20 Years	6.7
20 - 30 Years	0.5

Distribution by Credit Quality (% of portfolio)

AAA	21.7%
AA	48.4
A	21.8
BBB	5.5
B	0.4
Not Rated	2.2

Credit-quality ratings are obtained from Moody's and S&P, and the higher rating for each issue is shown. "Not Rated" is used to classify securities for which a rating is not available. Not rated securities include a fund's investment in Vanguard Market Liquidity
Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts. For more information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratios shown are from the prospectus dated March 28, 2017, and represent estimated costs for the current fiscal year. For the six months ended May 31, 2017, the annualized expense ratios were 0.19% for Investor Shares and 0.09% for Admiral Shares.

New York Long-Term Tax-Exempt Fund

Investment Focus

New York Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 30, 2006, Through May 31, 2017
				Bloomberg
				Barclays NY
				Muni Bond
			Investor Shares	Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2007	4.33%	-2.76%	1.57%	2.89%
2008	4.03	-8.66	-4.63	-3.17
2009	4.57	8.69	13.26	14.51
2010	3.93	0.27	4.20	4.60
2011	3.96	1.81	5.77	6.04
2012	3.77	7.03	10.80	9.38
2013	3.27	-7.65	-4.38	-3.06
2014	3.77	5.94	9.71	7.84
2015	3.38	0.59	3.97	3.23
2016	3.11	-2.87	0.24	-0.20
2017	1.68	3.51	5.19	5.11
Note: For 2017, performance data reflect the six months ended May 31, 2017.

Average Annual Total Returns: Periods Ended March 31, 2017
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	4/7/1986	0.06%	3.76%	3.78%	0.38%	4.16%
Admiral Shares	5/14/2001	0.16	3.85	3.86	0.38	4.24

See Financial Highlights for dividend and capital gains information.

New York Long-Term Tax-Exempt Fund

Financial Statements (unaudited)

Statement of Net Assets
As of May 31, 2017

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.6%)
New York (99.5%)
Albany NY Capital Resource Corp. Revenue
St. Peter’s Hospital)	6.000%	11/15/20 (Prere.)	325	379
Albany NY Capital Resource Corp. Revenue
(St. Peter’s Hospital)	6.125%	11/15/20 (Prere.)	150	176
Albany NY Industrial Development Agency Civic
Facility Revenue (St. Peter’s Hospital Project)	5.250%	11/15/17 (Prere.)	5,000	5,100
Albany NY Industrial Development Agency Civic
Facility Revenue (St. Peter’s Hospital Project)	5.750%	11/15/17 (Prere.)	3,840	3,926
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany Foundation
Student Housing Corp. - Empire Commons North
Project)	5.375%	5/1/19 (Prere.)	3,455	3,746
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany Foundation
Student Housing Corp. - Empire Commons
North Project)	5.500%	5/1/19 (Prere.)	2,550	2,771
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany Foundation
Student Housing Corp. - Empire Commons
South Project)	5.375%	5/1/19 (Prere.)	4,395	4,766
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany Foundation
Student Housing Corp. - Empire Commons
South Project)	5.500%	5/1/19 (Prere.)	1,500	1,630
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany Foundation
Student Housing Corp. - Empire Commons
West Project)	5.375%	5/1/19 (Prere.)	3,415	3,703
Amherst NY Development Corp. Student Housing
Facility Revenue	5.000%	10/1/40 (4)	2,500	2,751
Amherst NY Development Corp. Student Housing
Facility Revenue	5.000%	10/1/45	3,800	4,181
Arlington NY Central School District GO	4.000%	5/15/27	1,000	1,139
Battery Park City Authority New York Revenue	5.000%	11/1/31	2,500	3,006
1 Battery Park City Authority New York Revenue
TOB VRDO	0.840%	6/1/17 LOC	3,700	3,700

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	5.750%	1/15/20 (Prere.)	1,550	1,739
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.000%	1/15/20 (Prere.)	16,025	18,079
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.250%	1/15/20 (Prere.)	5,475	6,212
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.375%	1/15/20 (Prere.)	19,390	22,063
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.500%	1/15/20 (Prere.)	2,250	2,567
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/31	3,655	2,115
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/32	1,745	962
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/33	2,160	1,138
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/46	450	127
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/24	1,800	2,121
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/25	1,655	1,964
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/26	3,000	3,577
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/27	4,175	4,971
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/28	2,275	2,692
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/30	2,500	2,915
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/42	5,900	6,638
Broome County NY Industrial Development Agency
Revenue (Good Shepherd Village Project)	6.875%	7/1/18 (Prere.)	3,250	3,461
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue	5.000%	11/15/24	1,395	1,606
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue	5.000%	7/1/25	2,000	2,367
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue	5.000%	11/15/25	1,590	1,831
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue	5.000%	11/15/37	4,515	4,846
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue	5.000%	7/1/40	1,500	1,637
Buffalo NY Municipal Water Finance Authority
Revenue	5.000%	7/1/24	500	598
Buffalo NY Municipal Water Finance Authority
Revenue	5.000%	7/1/25	500	606
Buffalo NY Municipal Water Finance Authority
Revenue	5.000%	7/1/26	1,000	1,196
Buffalo NY Municipal Water Finance Authority
Revenue	5.000%	7/1/28	2,000	2,357
Buffalo NY Municipal Water Finance Authority
Revenue	5.000%	7/1/29	500	585

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Dobbs Ferry NY Local Development Corp.
Revenue (Mercy College Project)	5.000%	7/1/39	2,715	3,054
Dobbs Ferry NY Local Development Corp.
Revenue (Mercy College Project)	5.000%	7/1/44	2,510	2,811
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America Project)	5.000%	7/1/27	350	414
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America Project)	5.000%	7/1/28	200	236
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America Project)	5.000%	7/1/29	250	293
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America Project)	5.000%	7/1/30	200	233
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America Project)	5.000%	7/1/31	200	232
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America Project)	5.000%	7/1/32	240	278
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America Project)	5.000%	7/1/33	200	230
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America Project)	5.000%	7/1/41	215	243
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America Project)	5.000%	7/1/46	300	337
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/28	1,505	1,787
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/28	2,000	2,375
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/29	1,595	1,878
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/34	650	728
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/44	2,000	2,207
Dutchess County NY Local Development Corp.
Revenue (Marist College Project)	5.000%	7/1/45	1,240	1,390
Dutchess County NY Local Development Corp.
Revenue (Vassar College Project)	5.000%	7/1/33	1,105	1,328
Dutchess County NY Local Development Corp.
Revenue (Vassar College Project)	5.000%	7/1/34	1,345	1,609
Dutchess County NY Local Development Corp.
Revenue (Vassar College Project)	5.000%	7/1/35	1,200	1,430
Dutchess County NY Local Development Corp.
Revenue (Vassar College Project)	5.000%	7/1/37	1,000	1,185
Dutchess County NY Local Development Corp.
Revenue (Vassar College Project)	5.000%	7/1/42	7,240	8,519
Dutchess County NY Local Development Corp.
Revenue (Vassar College Project)	4.000%	7/1/46	5,500	5,784
Erie County NY GO	5.000%	4/1/25	560	646
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/25	4,000	4,655
1 Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project) TOB VRDO	0.830%	6/7/17	6,035	6,035
Haverstraw-Stony Point NY Central School District
GO	5.000%	10/15/31 (4)	1,100	1,297

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Haverstraw-Stony Point NY Central School District
GO	5.000%	10/15/33 (4)	300	352
Haverstraw-Stony Point NY Central School District
GO	5.000%	10/15/34 (4)	500	585
Haverstraw-Stony Point NY Central School District
GO	5.000%	10/15/36 (4)	1,000	1,164
Hempstead NY GO	4.000%	4/1/29 (4)	6,000	6,668
Hempstead NY Local Development Corp. Revenue
(Adelphi University)	5.000%	10/1/28	1,320	1,541
Hempstead NY Local Development Corp. Revenue
(Adelphi University)	5.000%	9/1/43	5,000	5,575
Hempstead NY Local Development Corp. Revenue
(Hofstra University)	5.000%	7/1/22	2,130	2,415
Hempstead NY Local Development Corp. Revenue
(Hofstra University)	5.000%	7/1/23	3,350	3,821
Hempstead NY Local Development Corp. Revenue
(Hofstra University)	5.000%	7/1/28	1,300	1,463
Hempstead NY Local Development Corp. Revenue
(Hofstra University)	5.000%	7/1/41	2,815	3,129
Hempstead NY Local Development Corp. Revenue
(Molloy College)	5.750%	7/1/23	1,600	1,729
Hempstead NY Local Development Corp. Revenue
(Molloy College)	5.000%	7/1/29	2,170	2,435
Hempstead NY Local Development Corp. Revenue
(Molloy College)	5.000%	7/1/34	1,800	1,975
Hempstead NY Local Development Corp. Revenue
(Molloy College)	5.000%	7/1/39	1,645	1,788
Hempstead NY Local Development Corp. Revenue
(Molloy College)	5.000%	7/1/44	1,670	1,808
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/31	5,000	6,033
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/32	2,500	3,000
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/33	2,000	2,387
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/34	2,300	2,732
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/35	3,300	3,907
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/36	3,000	3,541
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/37	2,500	2,944
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/38	3,000	3,524
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/39	4,500	5,278
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/42	9,500	11,107
Hudson Yards Infrastructure Corp. New York
Revenue	4.000%	2/15/44	10,000	10,534
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/45	4,500	5,245
Hudson Yards Infrastructure Corp. New York
Revenue	5.250%	2/15/47	7,925	8,822

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Hudson Yards Infrastructure Corp. New York
Revenue	5.750%	2/15/47	28,525	32,500
Long Island NY Power Authority Electric System
Revenue	5.250%	4/1/19 (ETM)	930	1,003
Long Island NY Power Authority Electric System
Revenue	5.250%	4/1/19 (ETM)	1,520	1,640
Long Island NY Power Authority Electric System
Revenue	6.250%	4/1/19 (Prere.)	2,225	2,439
Long Island NY Power Authority Electric System
Revenue	0.000%	6/1/24 (4)	19,830	17,173
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/25	1,500	1,739
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/26	3,400	3,915
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/26	1,000	1,211
Long Island NY Power Authority Electric System
Revenue	0.000%	6/1/27 (4)	15,905	12,358
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/28	1,000	1,189
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/29	1,550	1,758
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/34	4,500	5,117
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/35	6,000	6,801
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/36	2,000	2,316
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/37	7,625	8,490
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/38	11,005	12,234
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/39	5,500	6,200
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/41	2,500	2,875
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/44	17,550	19,797
Madison County NY Capital Resource Corp.
Revenue (Colgate University Project)	5.000%	7/1/40	1,495	1,746
Madison County NY Capital Resource Corp.
Revenue (Colgate University Project)	5.000%	7/1/43	6,000	6,977
Monroe County NY Industrial Development Corp.
Mortgage Revenue (Unity Hospital Rochester
Project)	5.500%	8/15/23	3,780	3,794
Monroe County NY Industrial Development Corp.
Mortgage Revenue (Unity Hospital Rochester
Project)	5.750%	8/15/30	3,500	4,041
Monroe County NY Industrial Development Corp.
Mortgage Revenue (Unity Hospital Rochester
Project)	5.750%	8/15/35	3,000	3,464
Monroe County NY Industrial Development Corp.
Mortgage Revenue (Unity Hospital Rochester
Project)	5.500%	8/15/40	3,700	4,221

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Monroe County NY Industrial Development Corp.
Revenue (Rochester General Hospital)	5.000%	12/1/27	1,550	1,857
Monroe County NY Industrial Development Corp.
Revenue (Rochester General Hospital)	5.000%	12/1/29	1,000	1,178
Monroe County NY Industrial Development Corp.
Revenue (Rochester General Hospital)	5.000%	12/1/34	1,100	1,263
Monroe County NY Industrial Development Corp.
Revenue (Rochester General Hospital)	5.000%	12/1/35	1,055	1,208
Monroe County NY Industrial Development Corp.
Revenue (Rochester General Hospital)	5.000%	12/1/36	1,100	1,255
Monroe County NY Industrial Development Corp.
Revenue (Rochester General Hospital)	5.000%	12/1/37	2,600	2,856
Monroe County NY Industrial Development Corp.
Revenue (Rochester General Hospital)	5.000%	12/1/42	5,305	5,783
Monroe County NY Industrial Development Corp.
Revenue (Rochester General Hospital)	5.000%	12/1/46	5,000	5,628
Monroe County NY Industrial Development Corp.
Revenue (St. John Fisher College Project)	5.500%	6/1/39	1,500	1,750
Monroe County NY Industrial Development Corp.
Revenue (St. John Fisher College Project)	5.000%	6/1/44	2,500	2,775
Monroe County NY Industrial Development Corp.
Revenue (University of Rochester Project)	5.000%	7/1/31	2,000	2,453
Monroe County NY Industrial Development Corp.
Revenue (University of Rochester Project)	5.000%	7/1/32	1,300	1,583
Monroe County NY Industrial Development Corp.
Revenue (University of Rochester Project)	5.000%	7/1/35	1,700	2,035
Monroe County NY Industrial Development Corp.
Revenue (University of Rochester Project)	5.000%	7/1/36	1,000	1,194
Monroe County NY Industrial Development Corp.
Revenue (University of Rochester)	5.000%	7/1/29	1,250	1,520
Monroe County NY Industrial Development Corp.
Revenue (University of Rochester)	5.000%	7/1/30	4,880	5,727
Monroe County NY Industrial Development Corp.
Revenue (University of Rochester)	5.000%	7/1/31	1,000	1,200
Monroe County NY Industrial Development Corp.
Revenue (University of Rochester)	5.000%	7/1/32	1,640	1,958
Monroe County NY Industrial Development Corp.
Revenue (University of Rochester)	5.000%	7/1/33	1,400	1,663
Monroe County NY Industrial Development Corp.
Revenue (University of Rochester)	5.000%	7/1/37	1,000	1,171
Monroe County NY Industrial Development Corp.
Revenue (University of Rochester)	4.000%	7/1/39	1,500	1,616
Monroe County NY Industrial Development Corp.
Revenue (University of Rochester)	5.000%	7/1/45	4,030	4,586
Nassau County NY GO	5.000%	4/1/24	5,000	6,007
Nassau County NY GO	5.000%	1/1/27	3,000	3,630
Nassau County NY GO	5.000%	1/1/28	2,815	3,372
Nassau County NY GO	5.000%	4/1/29	4,320	4,998
Nassau County NY GO	5.000%	4/1/34	5,740	6,490
Nassau County NY GO	5.000%	4/1/35	1,500	1,692
Nassau County NY Interim Finance Authority VRDO	0.770%	6/7/17	3,520	3,520
Nassau County NY Local Economic Assistance &
Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/21	4,430	5,031

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Nassau County NY Local Economic Assistance &
Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/22	2,225	2,581
Nassau County NY Local Economic Assistance &
Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/27	7,765	8,769
Nassau County NY Local Economic Assistance &
Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/31	2,000	2,212
Nassau County NY Local Economic Assistance &
Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/37	1,000	1,088
Nassau County NY Local Economic Assistance &
Financing Corp. Revenue (Winthrop University
Hospital Association Project)	5.000%	7/1/27	4,000	4,507
Nassau County NY Local Economic Assistance &
Financing Corp. Revenue (Winthrop University
Hospital Association Project)	5.000%	7/1/32	995	1,096
Nassau County NY Local Economic Assistance &
Financing Corp. Revenue (Winthrop University
Hospital Association Project)	5.000%	7/1/37	8,190	8,896
Nassau County NY Local Economic Assistance &
Financing Corp. Revenue (Winthrop University
Hospital Association Project)	5.000%	7/1/42	3,025	3,267
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of Long
Island Obligated Group Project)	5.000%	7/1/23	700	820
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/24	500	592
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/25	1,400	1,641
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/28	1,690	1,920
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/28	1,500	1,718
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/29	1,565	1,762
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/30	1,750	1,978
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/31	1,000	1,125
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/34	1,970	2,190
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/25	325	381
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/26	335	389

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/27	425	490
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/28	375	429
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/33	1,135	1,264
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/35	1,000	1,106
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/40	1,250	1,370
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/45	2,005	2,190
New York City NY Build NYC Resource Corp.
Revenue (Ethical Culture Fieldston Project)	5.000%	6/1/23	850	1,012
New York City NY Build NYC Resource Corp.
Revenue (Ethical Culture Fieldston Project)	5.000%	6/1/24	740	893
New York City NY Build NYC Resource Corp.
Revenue (Methodist Hospital Project)	5.000%	7/1/23	1,400	1,655
New York City NY Build NYC Resource Corp.
Revenue (Methodist Hospital Project)	5.000%	7/1/25	1,325	1,571
New York City NY Build NYC Resource Corp.
Revenue (Methodist Hospital Project)	5.000%	7/1/27	1,000	1,163
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/20	1,775	1,933
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/21	1,875	2,082
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/22	3,010	3,396
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/29	1,890	2,146
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/36	5,000	5,521
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/41	1,875	2,053
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/27	200	243
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/28	270	326
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/29	225	270
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/30	310	370
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/32	660	779
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/33	660	777
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/34	580	682
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/38	1,000	1,146
New York City NY Build NYC Resource Corp.
Revenue (YMCA of Greater New York)	5.000%	8/1/29	1,000	1,176
New York City NY Build NYC Resource Corp.
Revenue (YMCA of Greater New York)	4.000%	8/1/36	1,100	1,147

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Capital Resources Corp. Revenue
(Loan Enhanced Assistance Program) VRDO	0.840%	6/7/17 LOC	3,435	3,435
New York City NY GO	5.000%	10/1/17 (Prere.)	455	461
New York City NY GO	5.250%	8/15/18 (Prere.)	1,235	1,300
New York City NY GO	6.250%	10/15/18 (Prere.)	990	1,063
New York City NY GO	5.375%	4/1/19 (Prere.)	2,785	3,010
New York City NY GO	5.450%	4/1/19 (Prere.)	8,180	8,853
New York City NY GO	5.625%	4/1/19 (Prere.)	2,890	3,137
New York City NY GO	5.000%	8/1/23	5,000	6,057
New York City NY GO	5.000%	8/1/24	4,000	4,866
New York City NY GO	5.000%	8/1/25	75	90
New York City NY GO	5.000%	8/1/26	5,000	6,023
New York City NY GO	5.000%	8/1/26	4,370	5,380
New York City NY GO	5.000%	8/1/26	3,000	3,711
New York City NY GO	5.000%	8/1/27	4,550	5,461
New York City NY GO	5.000%	8/1/27	9,900	11,775
New York City NY GO	5.000%	8/1/27	5,000	6,191
New York City NY GO	5.000%	8/1/28	4,000	4,803
New York City NY GO	5.000%	8/1/28	3,710	4,282
New York City NY GO	5.000%	8/1/28	3,000	3,638
New York City NY GO	5.000%	8/1/28	5,000	6,140
New York City NY GO	6.250%	10/15/28	45	48
New York City NY GO	5.625%	4/1/29	110	119
New York City NY GO	5.000%	8/1/29	2,500	2,854
New York City NY GO	5.000%	8/1/29	5,000	5,963
New York City NY GO	5.000%	8/1/29	8,500	10,263
New York City NY GO	5.000%	8/1/29	5,000	6,091
New York City NY GO	5.000%	8/1/30	2,185	2,485
New York City NY GO	5.000%	8/1/30	6,220	7,281
New York City NY GO	5.000%	8/1/30	2,335	2,738
New York City NY GO	5.000%	8/1/30	3,000	3,587
New York City NY GO	5.000%	8/1/30	5,000	6,040
New York City NY GO	5.000%	8/1/30	4,690	5,666
New York City NY GO	5.000%	3/1/31	6,000	6,945
New York City NY GO	5.450%	4/1/31	320	345
New York City NY GO	4.000%	8/1/31	2,775	3,092
New York City NY GO	5.000%	8/1/31	3,000	3,399
New York City NY GO	5.000%	8/1/31	2,000	2,355
New York City NY GO	5.000%	8/1/31	1,500	1,723
New York City NY GO	5.000%	8/1/31	2,230	2,535
New York City NY GO	5.000%	8/1/31	5,000	5,960
New York City NY GO	5.000%	12/1/31	1,770	2,139
New York City NY GO	5.000%	3/1/32	5,000	5,773
New York City NY GO	4.000%	8/1/32	1,935	2,141
New York City NY GO	5.000%	8/1/32	4,000	4,688
New York City NY GO	5.000%	8/1/32	2,985	3,375
New York City NY GO	5.000%	3/1/33	7,500	8,624
New York City NY GO	5.000%	8/1/33	2,875	3,395
New York City NY GO	5.000%	8/1/33	1,000	1,160
New York City NY GO	5.000%	10/1/33	6,500	7,475
New York City NY GO	5.000%	10/1/34	2,000	2,284
New York City NY GO	5.000%	8/1/35	3,500	3,935
New York City NY GO	5.000%	12/1/35	2,500	2,970
New York City NY GO	5.375%	4/1/36	1,215	1,307
New York City NY GO	5.000%	6/1/36	910	1,056

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY GO	4.000%	8/1/36	2,500	2,689
New York City NY GO	5.000%	10/1/36	3,000	3,385
New York City NY GO	5.000%	3/1/37	6,790	7,760
New York City NY GO	5.000%	8/1/37	4,000	4,700
New York City NY GO	5.000%	8/1/38	10,000	11,714
New York City NY GO	5.000%	12/1/41	8,000	9,350
New York City NY GO	4.000%	12/1/43	1,835	1,942
New York City NY GO VRDO	0.790%	6/1/17 LOC	7,400	7,400
New York City NY GO VRDO	0.800%	6/1/17	3,500	3,500
New York City NY GO VRDO	0.800%	6/1/17	25,325	25,325
New York City NY GO VRDO	0.770%	6/7/17 LOC	3,000	3,000
New York City NY GO VRDO	0.790%	6/7/17 LOC	3,800	3,800
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/24	3,000	3,284
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	3,300	3,557
New York City NY Health & Hospital Corp.
Revenue (Health System) VRDO	0.750%	6/7/17 LOC	1,640	1,640
New York City NY Housing Development Corp.
Capital Fund Grant Program Revenue
(New York City Housing Authority Program)	5.000%	7/1/23	1,000	1,202
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/28	2,700	3,172
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/29	3,035	3,554
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.375%	11/1/29	1,500	1,544
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	4.750%	11/1/29	5,220	5,449
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	4.750%	11/1/29	2,520	2,609
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.375%	11/15/29	3,500	3,641
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/30	2,605	3,034
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.700%	11/1/30	3,000	3,135
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.700%	11/15/34	5,000	5,214
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.550%	11/1/35	3,000	3,058
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.550%	11/1/39	3,500	3,649
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.750%	11/1/40	3,000	3,066
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.000%	11/1/42	2,600	2,803
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.700%	11/1/46	7,155	7,494
New York City NY Housing Development Corp.
Multi-Family Housing Revenue PUT	2.950%	2/1/26	7,000	7,251
New York City NY Housing Development Corp.
Multi-Family Housing Revenue PUT	2.950%	2/1/26	5,000	5,158
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (8 Spruce Street)	3.500%	2/15/48	5,000	5,085

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Industrial Development Agency
Civic Facility Revenue (CASA Project) VRDO	0.800%	6/7/17 LOC	9,585	9,585
New York City NY Industrial Development Agency
Civic Facility Revenue (United Jewish
Appeal-Federation of Jewish Philanthropies of
New York, Inc.)	5.000%	7/1/34	4,850	5,399
New York City NY Industrial Development Agency
PILOT Revenue (Queens Baseball Stadium
Project)	6.125%	1/1/29 (12)	1,750	1,891
New York City NY Industrial Development Agency
PILOT Revenue (Queens Baseball Stadium
Project)	6.375%	1/1/39 (12)	4,000	4,335
New York City NY Industrial Development Agency
PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/34 (12)	5,285	2,880
New York City NY Industrial Development Agency
PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/35 (12)	4,305	2,243
New York City NY Industrial Development Agency
PILOT Revenue (Yankee Stadium Project)	7.000%	3/1/49 (12)	34,550	38,013
New York City NY Industrial Development Agency
Special Facility Revenue (New York Stock
Exchange Project)	5.000%	5/1/29	2,020	2,164
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/17	10,000	9,997
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/18	4,250	4,210
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/18 (Prere.)	2,320	2,439
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/21	4,490	4,238
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/27	5,000	6,198
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/28	10,000	12,311
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	2,000	2,286
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	1,500	1,697
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	12,385	13,989
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/32	10,000	10,824
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/34	6,000	6,978
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	10,000	11,587
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/36	7,500	8,971
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/36	5,000	5,795
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/37	2,500	2,925
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/37	10,000	11,885
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/37	4,955	5,797

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/38	10,000	11,886
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/39	5,025	5,413
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	7,500	8,739
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	5,405	6,298
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/40	5,000	5,385
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/40	13,355	14,456
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/40	7,500	8,118
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	6/15/40	18,500	20,114
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/40	7,755	8,150
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/43	15,385	17,160
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/43	10,000	11,303
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	6/15/43	2,500	2,841
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	10,000	11,092
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	8,470	9,487
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/45	5,000	5,712
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/45	3,430	3,824
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/46	24,465	27,727
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/46	14,405	16,582
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	7,455	8,511
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	10,500	12,269
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue VRDO	0.790%	6/1/17	100	100
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue VRDO	0.790%	6/1/17	1,000	1,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue VRDO	0.840%	6/1/17	400	400
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue VRDO	0.780%	6/7/17	700	700
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue VRDO	0.790%	6/7/17	5,775	5,775
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/26	3,000	3,688
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/27	4,000	4,885

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/28	8,665	10,520
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/29	16,000	19,354
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/30	2,775	3,340
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/31	11,000	13,185
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/26	1,970	2,412
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/28	2,805	3,274
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/29	5,000	5,814
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	1,585	1,789
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	4,260	4,935
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/32	500	531
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	4,000	4,493
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/33	7,000	7,452
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/33	8,205	9,454
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/33	5,000	5,836
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/34	10,000	10,623
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/36	5,000	5,791
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/37	13,885	15,918
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	7/15/37	3,250	3,673
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/39	7,110	7,555
New York City NY Transitional Finance Authority
Building Aid Revenue	4.000%	7/15/40	11,385	12,066
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/40	5,200	5,810
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/40	2,000	2,313
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/40	9,410	10,801
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/41	2,000	2,310
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/43	1,410	1,612
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17 (Prere.)	6,725	6,841
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/19 (Prere.)	3,740	4,029

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/19 (Prere.)	15	16
New York City NY Transitional Finance Authority
Future Tax Revenue	5.500%	11/1/20 (Prere.)	1,305	1,499
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/21 (Prere.)	185	213
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/21 (Prere.)	1,225	1,409
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/27	2,500	3,068
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/29	775	885
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/29	5,000	6,110
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/30	5,000	6,033
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/30	1,315	1,500
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/30	4,825	5,744
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/31	2,500	2,966
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/31	2,000	2,246
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	3,575	3,994
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/32	7,300	8,497
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	12,000	14,585
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	5,350	6,404
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/33	2,850	3,345
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/33	10,260	12,160
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/33	5,000	6,038
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/33	9,500	11,308
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/34	2,195	2,547
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/34	5,000	5,836
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/34	10,000	11,688
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	11/1/34	3,880	4,225
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	7,500	8,331
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	10,000	11,392
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	5,500	6,565

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	8/1/35	3,600	3,932
New York City NY Transitional Finance Authority
Future Tax Revenue	5.500%	11/1/35	1,695	1,928
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	2/1/36	4,000	4,345
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/36	5,000	5,954
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/36	11,600	13,475
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/37	5,000	5,838
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/38	10,000	11,741
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/38	2,000	2,250
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/39	5,000	5,820
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/39	7,160	8,262
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/39	3,750	4,175
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/41	15,000	17,273
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/42	3,505	3,959
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/42	2,500	2,872
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	2/1/44	5,250	5,570
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.800%	6/1/17	1,700	1,700
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.750%	6/7/17	7,300	7,300
New York City NY Trust for Cultural Resources
Revenue (The Juilliard School)	5.000%	1/1/34	4,000	4,237
New York City NY Trust for Cultural Resources
Revenue (The Juilliard School)	5.000%	1/1/39	4,000	4,235
New York City NY Trust for Cultural Resources
Revenue (Whitney Museum of American Art)	5.000%	7/1/31	7,000	7,805
New York City NY Trust for Cultural Resources
Revenue (Wildlife Conservation Society)	5.000%	8/1/33	4,000	4,655
New York Convention Center Development Corp.
Revenue	0.000%	11/15/32	2,000	1,169
New York Convention Center Development Corp.
Revenue	5.000%	11/15/33	3,000	3,516
New York Convention Center Development Corp.
Revenue	0.000%	11/15/34	3,000	1,584
New York Convention Center Development Corp.
Revenue	0.000%	11/15/36	4,000	1,914
New York Convention Center Development Corp.
Revenue	0.000%	11/15/37	2,340	1,070
New York Convention Center Development Corp.
Revenue	0.000%	11/15/38	3,500	1,525

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York Convention Center Development Corp.
Revenue	0.000%	11/15/39	4,000	1,668
New York Convention Center Development Corp.
Revenue	5.000%	11/15/40	12,915	14,894
New York Convention Center Development Corp.
Revenue	0.000%	11/15/41	13,570	5,128
New York Convention Center Development Corp.
Revenue	5.000%	11/15/45	4,000	4,603
1 New York Counties Tobacco Trust Revenue	6.250%	6/1/41	10,000	10,416
New York Liberty Development Corp. Revenue	5.000%	11/15/31	10,835	12,283
New York Liberty Development Corp. Revenue	5.000%	12/15/41	14,750	16,572
New York Liberty Development Corp. Revenue	5.000%	9/15/43	14,360	16,080
New York Liberty Development Corp. Revenue	5.250%	12/15/43	6,750	7,685
New York Liberty Development Corp. Revenue	5.125%	1/15/44	24,000	26,073
New York Liberty Development Corp. Revenue	5.000%	11/15/44	20,000	22,238
New York Liberty Development Corp. Revenue	5.125%	11/15/44	4,200	4,692
New York Liberty Development Corp. Revenue	5.625%	7/15/47	6,055	6,663
New York Liberty Development Corp. Revenue	6.375%	7/15/49	18,225	19,839
New York Liberty Development Corp. Revenue	5.750%	11/15/51	25,000	28,712
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/31	5,000	5,763
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/32	5,000	5,756
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/40	4,680	5,325
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	3/15/44	4,965	5,419
New York Liberty Development Corp. Revenue
(Goldman Sachs Headquarters)	5.250%	10/1/35	58,965	74,217
New York Liberty Development Corp. Revenue
(Goldman Sachs Headquarters)	5.500%	10/1/37	9,565	12,479
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/17 (Prere.)	2,500	2,548
New York Metropolitan Transportation Authority
Revenue	6.250%	11/15/18 (Prere.)	4,000	4,311
New York Metropolitan Transportation Authority
Revenue	6.250%	11/15/18 (Prere.)	40	43
New York Metropolitan Transportation Authority
Revenue	6.500%	11/15/18 (Prere.)	310	335
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	1,000	1,207
New York Metropolitan Transportation Authority
Revenue	6.250%	11/15/23	960	1,035
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	2,330	2,689
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	10,000	11,744
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	5,000	5,767
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	5,000	6,053
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	5,000	6,165
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	6,385	7,685

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	4,250	5,115
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/28	1,000	1,133
New York Metropolitan Transportation Authority
Revenue	6.500%	11/15/28	960	1,038
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/29	3,000	3,583
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/29	5,000	5,972
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/29	1,000	1,132
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	3,000	3,623
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/30	1,150	1,300
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/30	6,540	7,915
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/32	3,000	3,248
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	1,500	1,711
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	2,050	2,331
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	5,000	5,823
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/33	3,500	3,976
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/35	3,000	3,486
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/35	3,250	3,777
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/36	1,030	1,095
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/37	6,875	8,061
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/37	5,000	5,845
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/38	10,000	11,216
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/38	1,000	1,142
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/39	5,000	5,754
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/40	10,000	11,170
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/41	2,000	2,250
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/42	4,000	4,507
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/42	5,000	5,591
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/55	2,045	2,334

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/56	7,700	8,755
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/56	5,000	5,779
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/56	6,500	7,562
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/57	4,000	4,660
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/19 (Prere.)	5,000	5,524
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/19 (Prere.)	4,000	4,419
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/19 (Prere.)	4,000	4,419
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.625%	11/15/18 (Prere.)	90	96
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.625%	11/15/18 (Prere.)	410	438
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/29	6,975	8,191
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.250%	11/15/30	2,500	3,117
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/31	11,000	12,772
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.250%	11/15/31	2,500	3,102
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.250%	11/15/32	2,500	3,085
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	4.000%	11/15/33	10,000	10,976
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/33	5,000	5,692
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/34	1,700	2,027
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/36	8,000	9,497
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/47	13,000	15,272
New York Metropolitan Transportation Authority
Revenue (Hudson Yards Development)	5.000%	11/15/46	16,065	17,236
New York Metropolitan Transportation Authority
Revenue (Hudson Yards Development)	5.000%	11/15/51	15,000	16,314
New York Metropolitan Transportation Authority
Revenue (Hudson Yards Development)	5.000%	11/15/56	17,000	18,749
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	6.500%	11/15/18 (Prere.)	3,730	4,034
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/41	10,000	11,273
1 New York Metropolitan Transportation Authority
Revenue TOB VRDO	0.810%	6/7/17	7,500	7,500
New York State Dormitory Authority Hospital
Revenue (Hudson Valley Hospital Center)	5.000%	8/15/17 (Prere.)	4,325	4,362
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/21 (Prere.)	1,000	1,158

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/21 (Prere.)	1,000	1,158
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/21 (Prere.)	4,000	4,632
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/21 (Prere.)	3,000	3,474
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/32	1,530	1,799
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/35	1,000	1,124
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/41	11,000	12,281
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/42	13,500	15,294
New York State Dormitory Authority Revenue	5.000%	10/1/27	2,700	3,289
New York State Dormitory Authority Revenue	5.000%	10/1/28	3,000	3,625
New York State Dormitory Authority Revenue	5.000%	10/1/29	2,250	2,696
2 New York State Dormitory Authority Revenue	5.000%	10/1/30 (4)	9,570	11,728
New York State Dormitory Authority Revenue
(Barnard College)	5.000%	7/1/26	750	906
New York State Dormitory Authority Revenue
(Barnard College)	4.000%	7/1/31	1,100	1,188
New York State Dormitory Authority Revenue
(Barnard College)	4.000%	7/1/32	1,340	1,440
New York State Dormitory Authority Revenue
(Barnard College)	5.000%	7/1/43	1,185	1,351
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/26	1,630	1,837
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/27	1,210	1,357
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/28	1,000	1,118
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/29	1,000	1,114
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)	5.000%	7/1/32	710	774
New York State Dormitory Authority Revenue
(City University System) VRDO	0.760%	6/7/17 LOC	1,910	1,910
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/31	500	610
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/41	1,825	2,051
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/46	1,250	1,472
New York State Dormitory Authority Revenue
(Cornell University)	5.000%	7/1/40	5,000	5,537
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/17	300	301
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/18	325	337
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/19	250	267
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/20	400	437

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/21	300	335
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/28	540	595
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.500%	7/1/33	1,000	1,138
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/34	350	378
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/42	600	642
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.750%	7/1/43	7,085	8,140
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/28	400	488
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/29	1,300	1,573
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/31	1,200	1,434
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/33	1,000	1,181
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/34	755	887
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/35	500	585
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/36	1,350	1,576
New York State Dormitory Authority Revenue
(Fordham University)	5.500%	7/1/36	3,000	3,443
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/26	2,500	3,012
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/31	3,000	3,458
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/33	7,325	8,375
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/35	3,500	3,980
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/40	7,500	8,421
New York State Dormitory Authority Revenue
(Le Moyne College) VRDO	0.800%	6/7/17 LOC	1,145	1,145
New York State Dormitory Authority Revenue
(Long Island University)	5.000%	9/1/26	2,355	2,642
New York State Dormitory Authority Revenue
(Long Island University)	5.000%	9/1/27	1,520	1,696
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/36	1,000	1,126
New York State Dormitory Authority Revenue
(Mental Health Services Facilities Improvement)	5.000%	8/15/18 (Prere.)	465	488
New York State Dormitory Authority Revenue
(Mental Health Services Facilities Improvement)	5.000%	2/15/28 (4)	35	37
New York State Dormitory Authority Revenue
(Mental Health Services Facilities Improvement)
VRDO	0.790%	6/7/17 LOC	1,000	1,000
New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/26	740	780

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/27	650	683
New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/29	1,000	1,047
New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/42	500	518
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/22	3,500	3,900
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/23	4,500	5,007
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/26	1,500	1,654
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New
York University)	5.150%	7/1/24 (14)	2,000	2,389
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/17 (Prere.)	8,000	8,028
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.750%	7/1/20 (Prere.)	1,000	1,140
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	6.000%	7/1/20 (Prere.)	1,000	1,147
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/22	900	1,044
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/26	670	796
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/27	650	788
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/28	700	842
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/29	1,500	1,789
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/32	745	870
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/33	400	465
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/19 (Prere.)	5,000	5,420
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/28	4,500	5,591
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/29	1,000	1,196
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/30	2,000	2,431
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/30	6,625	7,691
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/30	1,000	1,188
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/30	5,000	6,101
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/31	865	1,022
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/32	1,000	1,176
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/33	2,365	2,767

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/33	12,000	14,370
2 New York State Dormitory Authority Revenue
(New York University)	4.000%	7/1/35	6,000	6,502
2 New York State Dormitory Authority Revenue
(New York University)	4.000%	7/1/36	6,000	6,486
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/37	4,200	4,813
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/37	3,250	3,724
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/42	10,000	11,329
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/48	3,000	3,462
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/26	1,000	1,126
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/27	1,535	1,849
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/28	2,000	2,392
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/29	7,910	9,389
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/30	2,000	2,357
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/32	7,000	7,793
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/32	2,500	2,917
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/33	3,500	4,068
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.250%	5/1/34	1,000	1,121
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/36	3,000	3,445
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/39	4,000	4,421
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/41	2,500	2,749
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/43	2,050	2,320

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	5.000%	12/1/27	1,200	1,389
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	5.000%	12/1/28	1,300	1,493
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	5.000%	12/1/30	1,100	1,243
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	5.000%	12/1/31	1,200	1,350
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	5.000%	12/1/33	1,000	1,115
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	5.000%	12/1/35	1,000	1,109
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	5.000%	12/1/37	1,000	1,103
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/19	355	376
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/23 (Prere.)	30	36
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/23 (Prere.)	30	36
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/23 (Prere.)	20	24
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/25	1,270	1,413
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/28	1,470	1,617
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/29	1,560	1,707
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/26	5,825	6,876
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/27	1,670	2,031
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/28	3,000	3,526
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/29	5,000	5,958
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/30	6,000	7,188
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	3,480	3,930
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/33	5,000	5,733
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/33	6,615	7,602
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.250%	3/15/33	1,750	2,111
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/34	3,500	4,162

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/35	3,510	4,164
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/35	4,305	5,064
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/36	1,000	1,174
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.750%	3/15/36	10,000	10,834
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/37	11,600	13,217
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/37	5,000	5,752
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/38	5,000	5,337
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/38	3,695	4,253
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.250%	3/15/38	18,000	19,299
New York State Dormitory Authority Revenue
Personal Income Tax)	5.000%	2/15/39	5,030	5,807
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/40	12,230	13,846
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/41	10,000	11,055
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/41	5,000	5,705
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/19 (Prere.)	3,750	4,066
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/23	400	474
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/25	500	596
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/27	420	510
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/28	1,000	1,172
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/29	500	582
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/29	1,000	1,195
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/30	500	593
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/31	500	590
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/34	2,000	2,273
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/39	1,750	1,973
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/39	1,205	1,384
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/25	1,355	1,576
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/38	2,250	2,532

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/40	2,000	2,198
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/42	3,000	3,365
New York State Dormitory Authority Revenue
(Rockefeller University)	5.000%	7/1/33	2,670	3,082
New York State Dormitory Authority Revenue
(Rockefeller University)	5.000%	7/1/34	2,720	3,127
New York State Dormitory Authority Revenue
(Rockefeller University)	5.000%	7/1/38	9,000	10,275
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/25 (4)	2,860	3,379
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/26	1,000	1,152
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/26	1,425	1,769
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/27 (4)	1,000	1,198
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/28 (4)	1,000	1,193
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/29 (4)	1,500	1,777
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/31 (4)	750	878
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/32 (4)	1,000	1,165
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/33 (4)	1,000	1,160
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/33	600	703
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/34 (4)	1,000	1,156
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/34	520	606
New York State Dormitory Authority Revenue
(St. John’s University)	5.250%	7/1/17 (Prere.)	9,000	9,033
New York State Dormitory Authority Revenue
(St. John’s University)	5.000%	7/1/26	740	891
New York State Dormitory Authority Revenue
(St. John’s University)	5.000%	7/1/27	650	778
New York State Dormitory Authority Revenue
(St. John’s University)	5.000%	7/1/31	1,500	1,741
New York State Dormitory Authority Revenue
(St. John’s University)	5.000%	7/1/44	2,500	2,769
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/26	1,300	1,529
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/27	2,500	2,920
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/29	2,250	2,589
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/31	1,000	1,215
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.250%	7/1/31	2,500	2,913

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/32	1,825	2,204
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/35	2,000	2,384
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/36	1,500	1,782
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/26	8,000	9,343
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/27	5,000	5,834
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/28	3,000	3,494
New York State Dormitory Authority Revenue
(Teachers College)	5.000%	7/1/30	505	612
New York State Dormitory Authority Revenue
(Teachers College)	4.000%	7/1/31	1,000	1,086
New York State Dormitory Authority Revenue
(Teachers College)	5.000%	7/1/31	1,750	2,003
New York State Dormitory Authority Revenue
(Teachers College)	5.000%	7/1/32	575	689
New York State Dormitory Authority Revenue
(Teachers College)	4.000%	7/1/33	1,200	1,283
New York State Dormitory Authority Revenue
(Teachers College)	5.000%	7/1/42	2,000	2,230
New York State Dormitory Authority Revenue
(The New School)	5.250%	7/1/20 (Prere.)	3,000	3,374
New York State Dormitory Authority Revenue
(The New School)	5.500%	7/1/20 (Prere.)	5,000	5,662
New York State Dormitory Authority Revenue
(The New School)	6.000%	7/1/20 (Prere.)	5,575	6,397
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/37	3,500	4,041
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/40	3,000	3,386
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/41	6,685	7,677
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/45	3,000	3,380
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/46	9,110	10,341
New York State Dormitory Authority Revenue
(Yeshiva University)	3.750%	9/1/17 (ETM)	135	136
New York State Dormitory Authority Revenue
(Yeshiva University)	3.750%	9/1/17 (ETM)	25	25
New York State Dormitory Authority Revenue
(Yeshiva University)	3.750%	9/1/17	630	632
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/17 (ETM)	390	396
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/17	665	671
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/18 (ETM)	390	410
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/18	660	680

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(Yeshiva University)	4.000%	9/1/19 (Prere.)	15	16
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/19 (Prere.)	65	71
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/19 (Prere.)	20	22
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/19 (Prere.)	350	381
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/19 (Prere.)	130	142
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/19 (Prere.)	10	11
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/19 (Prere.)	5	5
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/19 (Prere.)	55	60
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/19 (Prere.)	20	22
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/20	285	296
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/20 (ETM)	1,325	1,478
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/20	2,265	2,396
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/21 (ETM)	285	326
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/21 (Prere.)	370	428
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/21	495	529
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/22	1,640	1,693
New York State Dormitory Authority Revenue
(Yeshiva University)	4.000%	9/1/23	1,235	1,243
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/26	75	76
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/27	1,595	1,616
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/28	595	601
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/40	630	621
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/27	3,000	3,683
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/31	8,975	10,601
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/32	2,650	3,117
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/33	4,840	5,757
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/33	5,000	5,871
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/34	5,000	5,861

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/35	5,240	6,128
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/36	5,000	5,962
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/36	7,995	9,268
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/37	5,000	5,783
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/38	1,200	1,375
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/42	5,000	5,833
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/43	13,685	15,510
New York State Energy Research & Development
Authority Pollution Control Revenue
(Consolidated Edison Co. of New York Inc. Project)	1.610%	5/1/32 (10)	4,725	4,300
New York State Energy Research & Development
Authority Pollution Control Revenue (Consolidated
Edison Co. of New York Inc. Project)	1.610%	5/1/32 (10)	3,525	3,208
New York State Energy Research & Development
Authority Pollution Control Revenue (Consolidated
Edison Co. of New York Inc. Project)	1.610%	5/1/32 (10)	3,250	2,958
New York State Energy Research & Development
Authority Pollution Control Revenue (Niagara
Mohawk Corp.)	2.612%	12/1/25 (2)	2,535	2,434
3 New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	9/15/17 (Prere.)	2,900	2,935
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/29	3,000	3,719
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/30	3,000	3,691
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/31	2,000	2,280
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/31	5,870	6,959
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/32	5,000	5,908
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/32	2,500	3,082
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/32	5,000	6,010
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/33	4,000	4,899

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/34	5,000	6,094
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/34	4,145	4,898
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/35	2,500	3,032
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/35	3,000	3,595
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	4.000%	6/15/36	2,500	2,746
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/36	1,500	1,701
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/41	5,900	6,664
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/41	3,000	3,587
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/42	11,130	13,314
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	4.000%	6/15/46	5,435	5,831
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	9/15/40	2,370	2,783
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/41	3,505	3,944
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	3/15/45	5,000	5,791
New York State Environmental Facilities Corp.
Water Facilities Revenue (United Water New
Rochelle Inc. Project)	4.875%	9/1/40	4,000	4,345
New York State GO	5.000%	3/1/28	14,550	17,385
New York State GO	5.000%	2/15/39	9,500	10,119
New York State Housing Finance Agency Housing
Revenue	3.850%	11/1/42	1,405	1,430
New York State Housing Finance Agency Housing
Revenue (625 W 57th St) VRDO	0.770%	6/7/17 LOC	1,500	1,500
3 New York State Housing Finance Agency Revenue
(Personal Income Tax)	5.000%	9/15/17 (Prere.)	15,245	15,429
New York State Liberty Development Corp. Liberty
Revenue (3 World Trade Center Project)	5.000%	11/15/44	3,000	3,216
New York State Local Government Assistance Corp.
Revenue VRDO	0.750%	6/7/17	1,200	1,200
New York State Mortgage Agency Homeowner
Mortgage Revenue	2.625%	4/1/41	1,485	1,507
New York State Mortgage Agency Revenue
(NYHELP’s Education Loan)	4.750%	11/1/24	355	374

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Power Authority Revenue	5.000%	11/15/38	1,000	1,134
New York State Thruway Authority Revenue	5.000%	1/1/26	2,545	2,938
New York State Thruway Authority Revenue	5.000%	1/1/28	5,150	6,116
New York State Thruway Authority Revenue	5.000%	1/1/29	4,000	4,741
New York State Thruway Authority Revenue	5.000%	1/1/29	1,200	1,442
New York State Thruway Authority Revenue	5.000%	1/1/30	2,500	2,942
New York State Thruway Authority Revenue	5.000%	1/1/30	4,000	4,551
New York State Thruway Authority Revenue	5.000%	1/1/30	1,700	2,022
New York State Thruway Authority Revenue	5.000%	1/1/31	5,500	6,428
New York State Thruway Authority Revenue	5.000%	1/1/31	8,500	9,655
New York State Thruway Authority Revenue	5.000%	1/1/31	2,900	3,423
New York State Thruway Authority Revenue	5.000%	1/1/32	4,070	4,735
New York State Thruway Authority Revenue	5.000%	1/1/32	2,970	3,488
New York State Thruway Authority Revenue	5.000%	1/1/33	2,340	2,734
New York State Thruway Authority Revenue	5.000%	1/1/37	9,000	10,185
New York State Thruway Authority Revenue	4.000%	1/1/38	1,255	1,317
New York State Thruway Authority Revenue	5.000%	1/1/41	2,500	2,870
New York State Thruway Authority Revenue	5.000%	1/1/42	9,765	11,010
New York State Thruway Authority Revenue	5.000%	1/1/46	5,000	5,711
New York State Thruway Authority Revenue	5.000%	1/1/51	5,700	6,428
New York State Thruway Authority Revenue	5.250%	1/1/56	7,400	8,554
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/26	10,000	11,628
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/28	2,000	2,276
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/29	2,000	2,271
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/30	2,000	2,258
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/32	7,975	9,123
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	2,735	3,056
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	1,500	1,769
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/31	1,500	1,767
New York State Urban Development Corp.
Revenue	5.000%	3/15/35	5,000	5,978
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/26	3,365	4,091
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/32	5,000	5,882
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	3,000	3,513
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/43	10,000	11,242
Niagara Falls NY Bridge Commission Revenue	6.250%	10/1/20 (14)	8,685	10,098
Niagara Falls NY Bridge Commission Revenue	6.250%	10/1/21 (14)	9,230	11,118
Niagara NY Area Development Corp. Revenue
(Niagara University Project)	5.000%	5/1/26	320	360
Niagara NY Area Development Corp. Revenue
(Niagara University Project)	5.000%	5/1/30	2,750	3,049
1 Nuveen New York AMT-Free Quality Municipal
Income Fund VRDP VRDO	0.960%	6/7/17 LOC	2,500	2,500

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Onondaga County NY Civic Development Corp.
Revenue (Jewish Home of Central New York
Obligated Group)	5.500%	3/1/24	3,000	2,992
Onondaga County NY Civic Development Corp.
Revenue (Jewish Home of Central New York
Obligated Group)	5.250%	3/1/31	2,000	1,889
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/28	450	514
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/30	450	507
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/32	1,000	1,078
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/33	575	637
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/35	635	698
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/40	1,940	2,103
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/42	1,750	1,859
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/45	2,450	2,662
Onondaga County NY Civic Development Corp.
Revenue (St. Joseph’s Hospital & Health Center)	5.000%	7/1/19 (Prere.)	6,000	6,503
Onondaga County NY Trust For Cultural Resources
Revenue (Abby Lane Housing Corp. Project)	5.000%	5/1/35	1,140	1,311
Onondaga County NY Trust For Cultural Resources
Revenue (Abby Lane Housing Corp. Project)	5.000%	5/1/36	1,475	1,692
Onondaga County NY Trust For Cultural Resources
Revenue (Abby Lane Housing Corp. Project)	5.000%	5/1/40	1,200	1,365
Onondaga County NY Trust For Cultural Resources
Revenue (Syracuse University Project)	5.000%	12/1/31	1,000	1,175
Otsego County NY Capital Resource Corp. Revenue
(Hartwick College)	4.000%	10/1/19	650	672
Otsego County NY Capital Resource Corp. Revenue
(Hartwick College)	5.000%	10/1/20	655	704
Port Authority of New York & New Jersey Revenue	5.000%	9/1/28	2,000	2,420
Port Authority of New York & New Jersey Revenue	5.000%	10/15/29	3,500	4,226
Port Authority of New York & New Jersey Revenue	5.000%	5/1/32	2,500	2,756
Port Authority of New York & New Jersey Revenue	5.000%	7/15/32	6,500	7,199
Port Authority of New York & New Jersey Revenue	5.000%	5/1/33	3,500	3,845
Port Authority of New York & New Jersey Revenue	5.000%	10/15/33	1,750	2,070
Port Authority of New York & New Jersey Revenue	5.000%	9/1/34	1,290	1,517
Port Authority of New York & New Jersey Revenue	5.000%	7/15/35	6,500	7,155
Port Authority of New York & New Jersey Revenue	5.250%	7/15/36	4,000	4,484
Port Authority of New York & New Jersey Revenue	5.000%	7/15/39	10,765	11,822
Port Authority of New York & New Jersey Revenue	5.000%	1/15/41	10,000	11,086
Port Authority of New York & New Jersey Revenue	5.000%	10/15/41	13,000	15,100
Port Authority of New York & New Jersey Revenue	5.000%	5/1/45	8,765	10,052
Port Authority of New York & New Jersey Revenue	5.000%	11/15/46	3,000	3,499
Port Authority of New York & New Jersey Revenue	5.000%	10/15/47	6,000	7,030
Port Authority of New York & New Jersey Revenue	5.250%	10/15/55	7,750	9,025
Port Authority of New York & New Jersey Revenue	5.250%	11/15/56	10,000	11,794

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Port Authority of New York & New Jersey Special
Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	5.500%	12/1/31	7,000	7,757
Port Authority of New York & New Jersey Special
Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/36	4,000	4,514
Port Authority of New York & New Jersey Special
Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/42	9,365	10,544
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence University)	5.000%	7/1/28	310	373
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence University)	5.000%	7/1/29	660	789
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence University)	5.000%	7/1/31	450	531
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence University)	5.000%	7/1/34	830	965
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence University)	5.000%	7/1/35	1,510	1,750
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence University)	5.000%	7/1/36	545	630
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence University)	5.000%	7/1/43	8,870	9,776
Suffolk County NY Economic Development Corp.
Revenue (Catholic Health Services)	5.000%	7/1/21 (Prere.)	1,570	1,816
Suffolk County NY Economic Development Corp.
Revenue (Catholic Health Services)	5.000%	7/1/28	9,180	10,103
Suffolk County NY Economic Development Corp.
Revenue (Catholic Health Services)	5.000%	7/1/28	1,500	1,704
Suffolk County NY Economic Development Corp.
Revenue (Catholic Health Services)	5.000%	7/1/29	3,000	3,377
Suffolk County NY GO	5.000%	5/15/26 (4)	5,770	6,847
Suffolk County NY Judicial Facilities Agency Lease
Revenue (H. Lee Dennison Building)	5.000%	11/1/33	7,900	8,850
Suffolk NY Tobacco Asset Securitization Corp.
Revenue	5.000%	6/1/32	2,675	2,901
Suffolk NY Tobacco Asset Securitization Corp.
Revenue	5.250%	6/1/37	3,300	3,593
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/26	2,500	2,950
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/30	5,000	5,747
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/33	5,000	5,682
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/34	6,000	6,803
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/36	2,085	2,335
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/41	7,000	7,714
Tompkins County NY Development Corp.
Revenue (Ithaca College)	5.000%	7/1/32	1,555	1,794
Tompkins County NY Development Corp.
Revenue (Ithaca College)	5.000%	7/1/33	1,605	1,843

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tompkins County NY Industrial Development
Agency Civic Facility Revenue (Cornell University)	5.000%	7/1/37	7,130	7,888
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/24	4,000	4,806
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/25	2,000	2,320
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/26	2,000	2,320
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/26	500	615
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/26	10,000	11,851
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/27	925	1,128
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/28	2,500	2,897
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/28	600	726
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/29	725	873
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/30	500	599
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/30	2,175	2,691
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/31	6,990	8,179
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/31	3,000	3,639
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/31	2,750	3,377
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/33	2,000	2,357
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/33	1,500	1,814
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/34	3,000	3,610
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/36	2,500	2,944
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/36	5,000	5,936
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/37	2,500	2,934
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/37	5,000	5,950
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/38	3,000	3,558
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/40	2,525	2,925
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/41	7,500	8,799
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/42	4,600	5,417
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	11/15/45	4,000	4,710

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/23	1,000	1,182
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/24	1,000	1,198
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/25	1,000	1,213
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/26	1,000	1,212
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/27	1,600	1,923
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/28	1,000	1,192
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	9/1/30	1,500	1,654
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.125%	9/1/40	3,650	4,003
Utility Debt Securitization Authority New York
Revenue	5.000%	6/15/27	3,000	3,710
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/28	10,000	12,395
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/29	7,000	8,343
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/30	10,000	11,878
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/31	7,000	8,281
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/32	9,650	11,377
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/33	3,150	3,699
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/33	7,755	9,283
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/34	5,130	6,004
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/36	23,700	28,110
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/41	27,400	31,723
Westchester County NY GO	5.000%	7/1/17 (ETM)	200	201
Westchester County NY GO	5.000%	7/1/17	9,280	9,313
Westchester County NY GO	5.000%	7/1/17 (ETM)	860	863
Westchester County NY GO	5.000%	1/1/21	1,550	1,767
Westchester County NY Health Care Corp.
Revenue	6.000%	11/1/20 (Prere.)	85	99
Westchester County NY Health Care Corp.
Revenue	6.125%	11/1/20 (Prere.)	1,865	2,179
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/21	2,500	2,871
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/25	1,810	2,026
Westchester County NY Health Care Corp.
Revenue	6.000%	11/1/30	15	17
Westchester County NY Health Care Corp.
Revenue	6.125%	11/1/37	235	261

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Westchester County NY Local Development Corp.
Revenue (Kendal on Hudson Project)	3.000%	1/1/18	900	909
Westchester County NY Local Development Corp.
Revenue (Kendal on Hudson Project)	5.000%	1/1/28	1,350	1,510
Westchester County NY Local Development Corp.
Revenue (Kendal on Hudson Project)	5.000%	1/1/34	1,555	1,699
Westchester County NY Local Development Corp.
Revenue (Pace University)	5.000%	5/1/34	1,500	1,627
Westchester County NY Local Development Corp.
Revenue (Pace University)	5.500%	5/1/42	5,750	6,328
Westchester County NY Local Development Corp.
Revenue (Westchester Medical Center)	5.000%	11/1/27	1,000	1,162
Westchester County NY Local Development Corp.
Revenue (Westchester Medical Center)	5.000%	11/1/28	1,000	1,154
Westchester County NY Local Development Corp.
Revenue (Westchester Medical Center)	5.000%	11/1/29	1,000	1,145
Westchester County NY Local Development Corp.
Revenue (Westchester Medical Center)	5.000%	11/1/34	2,500	2,793
Westchester County NY Local Development Corp.
Revenue (Westchester Medical Center)	5.000%	11/1/46	15,495	16,881
Yonkers NY GO	5.000%	10/1/20	1,000	1,113
				4,240,537
Guam (0.1%)
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/29	1,000	1,125

Puerto Rico (0.0%)
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	860	1,108
Total Tax-Exempt Municipal Bonds (Cost $4,024,475)				4,242,770

				Amount
				($000)
Other Assets and Liabilities (0.4%)
Other Assets
Investment in Vanguard				280
Receivables for Accrued Income				48,711
Receivables for Capital Shares Issued				1,871
Other Assets				462
Total Other Assets				51,324
Liabilities
Payables for Investment Securities Purchased				(24,130)
Payables for Capital Shares Redeemed				(1,667)
Payables for Distributions				(3,110)
Payables to Vanguard				(3,987)
Other Liabilities				(176)
Total Liabilities				(33,070)
Net Assets (100%)				4,261,024

New York Long-Term Tax-Exempt Fund

At May 31, 2017, net assets consisted of:
Amount
($000)
Paid-in Capital	4,030,987
Undistributed Net Investment Income	99
Accumulated Net Realized Gains	11,920
Unrealized Appreciation (Depreciation)
Investment Securities	218,295
Futures Contracts	(277)
Net Assets	4,261,024

Investor Shares—Net Assets
Applicable to 41,090,211 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	486,041
Net Asset Value Per Share—Investor Shares	$11.83

Admiral Shares—Net Assets
Applicable to 319,139,097 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,774,983
Net Asset Value Per Share—Admiral Shares	$11.83

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2017, the aggregate value of these securities was $30,151,000, representing 0.7% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2017.
3 Securities with a value of $1,518,000 have been segregated as initial margin for open futures contracts.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New York Long-Term Tax-Exempt Fund

Statement of Operations

Six Months Ended
May 31, 2017
($000)
Investment Income
Income
Interest	69,281
Total Income	69,281
Expenses
The Vanguard Group—Note B
Investment Advisory Services	282
Management and Administrative—Investor Shares	336
Management and Administrative—Admiral Shares	1,177
Marketing and Distribution—Investor Shares	52
Marketing and Distribution—Admiral Shares	152
Custodian Fees	18
Shareholders’ Reports—Investor Shares	13
Shareholders’ Reports—Admiral Shares	14
Trustees’ Fees and Expenses	1
Total Expenses	2,045
Net Investment Income	67,236
Realized Net Gain (Loss)
Investment Securities Sold	14,314
Futures Contracts	(448)
Realized Net Gain (Loss)	13,866
Change in Unrealized Appreciation (Depreciation)
Investment Securities	128,495
Futures Contracts	(277)
Change in Unrealized Appreciation (Depreciation)	128,218
Net Increase (Decrease) in Net Assets Resulting from Operations	209,320

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	67,236	140,685
Realized Net Gain (Loss)	13,866	22,255
Change in Unrealized Appreciation (Depreciation)	128,218	(146,318)
Net Increase (Decrease) in Net Assets Resulting from Operations	209,320	16,622
Distributions
Net Investment Income
Investor Shares	(7,418)	(15,169)
Admiral Shares	(59,652)	(123,965)
Realized Capital Gain[1]
Investor Shares	(2,383)	(386)
Admiral Shares	(18,628)	(3,246)
Total Distributions	(88,081)	(142,766)
Capital Share Transactions
Investor Shares	12,241	52,873
Admiral Shares	140,712	90,286
Net Increase (Decrease) from Capital Share Transactions	152,953	143,159
Total Increase (Decrease)	274,192	17,015
Net Assets
Beginning of Period	3,986,832	3,969,817
End of Period[2]	4,261,024	3,986,832

1 Includes fiscal 2017 and 2016 short-term gain distributions totaling $2,967,000 and $0, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $99,000 and $49,000.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	May 31,	Year Ended November 30,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$11.49	$11.84	$11.77	$11.11	$12.03	$11.24
Investment Operations
Net Investment Income	.188	.384	.390	.404	.397	.405
Net Realized and Unrealized Gain (Loss)
on Investments	. 401	(. 343)	. 070	. 660	(. 920)	.790
Total from Investment Operations	.589	.041	.460	1.064	(.523)	1.195
Distributions
Dividends from Net Investment Income	(.187)	(. 380)	(. 390)	(. 404)	(. 397)	(. 405)
Distributions from Realized Capital Gains	(.062)	(.011)	—	—	—	—
Total Distributions	(. 249)	(. 391)	(. 390)	(. 404)	(. 397)	(. 405)
Net Asset Value, End of Period	$11.83	$11.49	$11.84	$11.77	$11.11	$12.03

Total Return[1]	5.19%	0.24%	3.97%	9.71%	-4.38%	10.80%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$486	$460	$423	$417	$391	$528
Ratio of Total Expenses to
Average Net Assets	0.19%	0.19%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	3.24%	3.18%	3.26%	3.57%	3.47%	3.48%
Portfolio Turnover Rate	17%	18%	17%	27%	23%	16%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	May 31,	Year Ended November 30,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$11.49	$11.84	$11.77	$11.11	$12.03	$11.24
Investment Operations
Net Investment Income	.194	. 396.400		.413	.406	.414
Net Realized and Unrealized Gain (Loss)
on Investments	. 401	(. 343)	. 070	. 660	(. 920)	.790
Total from Investment Operations	.595	.053	.470	1.073	(.514)	1.204
Distributions
Dividends from Net Investment Income	(.193)	(. 392)	(. 400)	(. 413)	(. 406)	(. 414)
Distributions from Realized Capital Gains	(.062)	(.011)	—	—	—	—
Total Distributions	(. 255)	(. 403)	(. 400)	(. 413)	(. 406)	(. 414)
Net Asset Value, End of Period	$11.83	$11.49	$11.84	$11.77	$11.11	$12.03

Total Return[1]	5.24%	0.34%	4.06%	9.80%	-4.31%	10.89%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,775	$3,527	$3,547	$3,187	$2,697	$2,970
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	3.34%	3.28%	3.34%	3.65%	3.55%	3.56%
Portfolio Turnover Rate	17%	18%	17%	27%	23%	16%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard New York Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended May 31, 2017, the fund’s average investments in long and short futures contracts represented 2% and 2% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2013–2016), and for the period ended May 31, 2017, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

New York Long-Term Tax-Exempt Fund

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at May 31, 2017, or at any time during the period then ended.

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2017, the fund had contributed to Vanguard capital in the amount of $280,000, representing 0.01% of the fund’s net assets and 0.11% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

New York Long-Term Tax-Exempt Fund

The following table summarizes the market value of the fund’s investments as of May 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	4,242,770	—
Futures Contracts—Assets[1]	37	—	—
Futures Contracts—Liabilities[1]	(176)	—	—
Total	(139)	4,242,770	—
1 Represents variation margin on the last day of the reporting period.

D. At May 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
5-Year U.S. Treasury Note	September 2017	695	82,227	119
Ultra 10-Year U.S. Treasury Note	September 2017	(358)	(48,593)	(256)
2-Year U.S. Treasury Note	September 2017	165	35,720	32
30-Year U.S. Treasury Bond	September 2017	(103)	(15,843)	(165)
10-Year U.S. Treasury Note	September 2017	(61)	(7,704)	(7)
				(277)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At May 31, 2017, the cost of investment securities for tax purposes was $4,026,420,000. Net unrealized appreciation of investment securities for tax purposes was $216,350,000, consisting of unrealized gains of $223,879,000 on securities that had risen in value since their purchase and $7,529,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended May 31, 2017, the fund purchased $509,931,000 of investment securities and sold $337,049,000 of investment securities, other than temporary cash investments.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2017, such purchases and sales were $82,950,000 and $131,550,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

New York Long-Term Tax-Exempt Fund

G. Capital share transactions for each class of shares were:
	Six Months Ended		Year Ended
	May 31, 2017		November 30, 2016
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	82,189	7,083	181,747	15,060
Issued in Lieu of Cash Distributions	8,124	701	12,823	1,064
Redeemed	(78,072)	(6,745)	(141,697)	(11,770)
Net Increase (Decrease)—Investor Shares	12,241	1,039	52,873	4,354
Admiral Shares
Issued	433,666	37,418	696,797	57,767
Issued in Lieu of Cash Distributions	57,327	4,944	84,193	6,989
Redeemed	(350,281)	(30,297)	(690,704)	(57,342)
Net Increase (Decrease)—Admiral Shares	140,712	12,065	90,286	7,414

H. Management has determined that no material events or transactions occurred subsequent to May 31, 2017, that would require recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended May 31, 2017
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	11/30/2016	5/31/2017	Period
Based on Actual Fund Return
New York Municipal Money Market Fund	$1,000.00	$1,002.99	$0.80
New York Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,051.87	$0.97
Admiral Shares	1,000.00	1,052.40	0.46
Based on Hypothetical 5% Yearly Return
New York Municipal Money Market Fund	$1,000.00	$1,024.13	$0.81
New York Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,023.98	$0.96
Admiral Shares	1,000.00	1,024.48	0.45

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the New York Municipal Money Market Fund, 0.16%; and for the New York Long-Term Tax-Exempt Fund, 0.19% for Investor
Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard New York Municipal Money Market Fund and Vanguard New York Long-Term Tax-Exempt Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the funds’ internalized management structure was in the best interests of each fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of each fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance

The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with a benchmark index (as applicable) and peer group. The board concluded that the performance was such that each advisory arrangement should continue. Information about each fund’s most recent performance can be found in the Performance Summary sections of this report.

Cost

The board concluded that the New York Long-Term Tax-Exempt Fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below its peer-group average. The board also concluded that the New York Municipal Money Market Fund’s expense ratio was reasonable compared with the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were well below its peer-group average. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that each fund’s at-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Glossary

7-Day SEC Yield and 30-Day SEC Yield. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission. For other funds, 30-day SEC yield is derived using a formula specified by the commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Stated Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid using the maturity date of the security. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average stated maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is used. ”Not Rated” is used to classify securities for which a rating is not available. Not rated securities include a fund’s investment in Vanguard Market Liquidity Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

The Vanguard Municipal Bond Funds are not sponsored, endorsed, issued, sold, or promoted by Barclays Risk Analytics and
Index Solutions Limited or any of its affiliates (“Barclays”). Barclays makes no representation or warranty, express or implied, to the owners or purchasers of the Vanguard Municipal Bond Funds or any member of the public regarding the advisability of investing in securities generally or in the Vanguard Municipal Bond Funds particularly or the ability of the Bloomberg Barclays
Indices to track general bond market performance. Barclays has not passed on the legality or suitability of the Vanguard
Municipal Bond Funds with respect to any person or entity. Barclays’ only relationship to Vanguard and the Vanguard Municipal
Bond Funds is the licensing of the Bloomberg Barclays Indices, which are determined, composed, and calculated by Barclays without regard to Vanguard or the Vanguard Municipal Bond Funds or any owners or purchasers of the Vanguard Municipal
Bond Funds. Barclays has no obligation to take the needs of Vanguard, the Vanguard Municipal Bond Funds, or the owners of the Vanguard Municipal Bond Funds into consideration in determining, composing, or calculating the Bloomberg Barclays
Indices. Barclays is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Vanguard Municipal Bond Funds to be issued. Barclays has no obligation or liability in connection with the administration, marketing, or trading of the Vanguard Municipal Bond Funds.

BARCLAYS SHALL HAVE NO LIABILITY TO THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE
INDEX OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE INDEX. BARCLAYS MAKES
NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY OWNERS OF THE VANGUARD MUNICIPAL
BOND FUNDS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN IN
CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. BARCLAYS RESERVES THE RIGHT
TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF
THE BLOOMBERG BARCLAYS INDICES, AND BARCLAYS SHALL NOT BE LIABLE FOR ANY MISCALCULATION OF OR ANY
INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO ANY OF THE BLOOMBERG BARCLAYS INDICES.
BARCLAYS MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES
OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA
INCLUDED THEREIN. BARCLAYS SHALL NOT BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY
INDIRECT OR CONSEQUENTIAL DAMAGES RESULTING FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN.

© 2017 Barclays. Used with Permission.

Source: Barclays Global Family of Indices. Copyright 2017, Barclays. All rights reserved.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 197 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Director of The Vanguard Group since 2008; Chief Executive Officer and President of The Vanguard Group, and of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

Independent Trustees

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Lead Director of SPX FLOW, Inc. (multi-industry manufacturing); Director of the United Way of Rochester, the University of Rochester Medical Center, Monroe Community College Foundation, North Carolina A&T University, and Roberts Wesleyan College; Trustee of the University of Rochester.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Arconic Inc. (diversified manufacturer), HP Inc. (printer and personal computer manufacturing), and Delphi Automotive plc (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Member of the Executive Committee (1997–2008), Chief Global Diversity Officer (retired 2008), Vice President and Chief Information Officer (1997–2006), Controller (1995–1997), Treasurer (1991–1995), and Assistant Treasurer (1989–1991) of Johnson & Johnson (pharmaceuticals/medical devices/consumer products); Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education; Director of SKF AB (industrial machinery), Hyster-Yale Materials Handling, Inc. (forklift trucks), and the V Foundation for Cancer

Research; Member of the Advisory Council for the College of Arts and Letters and Chair of the Advisory Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Director of the Dow Chemical Company; Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee, the Board of Advisors for Spruceview Capital Partners, and the Investment Advisory Committee of Major League Baseball; Board Member of TIFF Advisory Services, Inc., and Catholic Investment Services, Inc. (investment advisors); Member of the Board of Superintendence of the Institute for the Works of Religion.

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Co-Managing Partner of HighVista Strategies LLC (private investment firm); Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Chairman of the Board of Trustees of Colby-Sawyer College; Member of the Board of Hypertherm, Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born 1967. Investment Stewardship Officer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer (2015–2017), Controller (2010–2015), and Assistant Controller (2001–2010) of each of the investment companies served by The Vanguard Group.

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Peter Mahoney

Born 1974. Controller Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Head of International Fund Services at The Vanguard Group (2008–2014).

Anne E. Robinson

Born 1970. Secretary Since September 2016. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation; Managing Director and General Counsel of Global Cards and Consumer Services at Citigroup (2014–2016); Counsel at American Express (2003–2014).

Michael Rollings

Born 1963. Treasurer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Executive Vice President and Chief Financial Officer of MassMutual Financial Group (2006–2016).

Vanguard Senior Management Team
Mortimer J. Buckley	James M. Norris
John James	Thomas M. Rampulla
Martha G. King	Glenn W. Reed
John T. Marcante	Karin A. Risi
Chris D. McIsaac

Chairman Emeritus and Senior Advisor
John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	CFA® is a registered trademark owned by CFA Institute.
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing> 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2017 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q762 072017

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective

0448435, v0.64

based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW YORK TAX-FREE FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW YORK TAX-FREE FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 18, 2017

VANGUARD NEW YORK TAX-FREE FUNDS

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: July 18, 2017

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016 see file Number
33-32548, Incorporated by Reference.